                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]  Pre-Effective Amendment No. 1   (File No. 333-146653)

[ ]  Post-Effective Amendment No. [ ]

(Check Appropriate Box or Boxes)

                        RiverSource Variable Series Trust
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 671-1947
                        (Area Code and Telephone Number)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                Scott R. Plummer
                     (Name and Address of Agent for Service)

              5228 Ameriprise Financial Center Minneapolis MN 55474
                  (Number and Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered: Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

This Registration Statement shall hereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933. It is proposed that this filing will become effective on Nov. 27, 2007.

                    RIVERSOURCE(R) VARIABLE PORTFOLIO FUNDS

                        734 Ameriprise Financial Center
                          Minneapolis, Minnesota 55474
               NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

                            TO BE HELD JAN. 29, 2008

RIVERSOURCE(R) VARIABLE SERIES TRUST
RiverSource Variable Portfolio - Balanced Fund
RiverSource Variable Portfolio - Cash Management Fund
RiverSource Variable Portfolio - Core Bond Fund
RiverSource Variable Portfolio - Core Equity Fund
RiverSource Variable Portfolio - Diversified Bond Fund
RiverSource Variable Portfolio - Diversified Equity Income Fund
RiverSource Variable Portfolio - Emerging Markets Fund
RiverSource Variable Portfolio - Fundamental Value Fund
RiverSource Variable Portfolio - Global Bond Fund
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund RiverSource Variable Portfolio - Growth Fund
RiverSource Variable Portfolio - High Yield Bond Fund
RiverSource Variable Portfolio - Income Opportunities Fund
RiverSource Variable Portfolio - International Opportunity Fund
RiverSource Variable Portfolio - Large Cap Equity Fund
RiverSource Variable Portfolio - Large Cap Value Fund
RiverSource Variable Portfolio - Mid Cap Growth Fund
RiverSource Variable Portfolio - Mid Cap Value Fund
RiverSource Variable Portfolio - S&P 500 Index Fund
RiverSource Variable Portfolio - Select Value Fund
RiverSource Variable Portfolio - Short Duration U.S. Government Fund RiverSource Variable Portfolio - Small Cap Advantage Fund
RiverSource Variable Portfolio - Small Cap Value Fund
        (each an "Existing Fund" and collectively, the "Existing Funds")

A Joint Special Meeting of Shareholders (the "Meeting") of each of the Existing Funds listed above will be held at 10:00 a.m. on Jan. 29, 2008, at the Marquette Hotel, 710 Marquette Avenue, Minneapolis, Minnesota 55402 in the Lake Michigan Room on the fourth floor. At the Meeting, shareholders will consider the following proposals:

1. To approve an Agreement and Plan of Reorganization between your Existing Fund and a separate, corresponding newly-formed series (a "New Fund") of RiverSource Variable Series Trust, a Massachusetts business trust. Under this agreement, the Existing Fund will transfer all of its assets attributable to its shares to the New Fund in exchange for corresponding shares of the New Fund and the assumption by the New Fund of all liabilities of the Existing Fund. These shares will be distributed to the Existing Fund shareholders (insurance company separate accounts) in proportion to their holdings in the Existing Fund. Your interest in the subaccount investing in the New Fund will equal your interest in the subaccount that invested in the Existing Fund.

2. For RiverSource Variable Portfolio - Core Bond Fund ("Core Bond Fund" only, to approve an Agreement and Plan of Reorganization between Core Bond Fund and RiverSource Variable Portfolio - Diversified Bond Fund ("Diversified Bond Fund"). Under this agreement, Core Bond Fund will transfer all of its assets attributable to its shares to Diversified Bond Fund in exchange for corresponding shares of Diversified Bond Fund and the assumption by Diversified Bond Fund of all liabilities of Core Bond Fund. These shares will be distributed to Core Bond Fund shareholders (insurance company separate accounts) in proportion to their holdings in Core Bond Fund. Your interest in the subaccount investing in Diversified Bond Fund will equal your interest in the subaccount that invested in Core Bond Fund.

3. To transact such other business as may properly come before the Meeting, or any adjournment of the Meeting.

The insurance company that issued your variable life insurance policy or variable annuity contract is the legal owner of each Fund's shares and will vote those shares at the meeting. However, as a contract holder you are entitled to instruct the insurance company how to vote.

Please take some time to read the proxy statement. It discusses these proposals in more detail. If you were a contract holder on Nov. 30, 2007 you may instruct your insurance company on how vote at the Meeting or any adjournment of the Meeting. We hope you can attend the Meeting. If you cannot attend, please instruct your insurance company on how to vote by telephone, internet or mail. Just follow the instructions on the enclosed voting instruction card. If you have questions, please call toll free at (866) 492-0843. It is important that you instruct your insurance company how to vote. The Board of Directors of each RiverSource Variable Portfolio Fund recommends that you instruct your insurance company to vote FOR each of the proposals. This proxy statement was first mailed to shareholders on or about Dec. 1, 2007.

                                           By order of the Boards of Directors

                                           Scott R. Plummer, Secretary

                                           Dec. 1, 2007

RIVERSOURCE(R) VARIABLE SERIES TRUST
RiverSource Variable Portfolio - Balanced Fund
RiverSource Variable Portfolio - Cash Management Fund
RiverSource Variable Portfolio - Core Bond Fund
RiverSource Variable Portfolio - Core Equity Fund
RiverSource Variable Portfolio - Diversified Bond Fund
RiverSource Variable Portfolio - Diversified Equity Income Fund
RiverSource Variable Portfolio - Emerging Markets Fund
RiverSource Variable Portfolio - Fundamental Value Fund
RiverSource Variable Portfolio - Global Bond Fund
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund RiverSource Variable Portfolio - Growth Fund
RiverSource Variable Portfolio - High Yield Bond Fund
RiverSource Variable Portfolio - Income Opportunities Fund
RiverSource Variable Portfolio - International Opportunity Fund
RiverSource Variable Portfolio - Large Cap Equity Fund
RiverSource Variable Portfolio - Large Cap Value Fund
RiverSource Variable Portfolio - Mid Cap Growth Fund
RiverSource Variable Portfolio - Mid Cap Value Fund
RiverSource Variable Portfolio - S&P 500 Index Fund
RiverSource Variable Portfolio - Select Value Fund
RiverSource Variable Portfolio - Short Duration U.S. Government Fund RiverSource Variable Portfolio - Small Cap Advantage Fund
RiverSource Variable Portfolio - Small Cap Value Fund
        (each an "Existing Fund" and collectively, the "Existing Funds")

                      COMBINED PROXY STATEMENT/PROSPECTUS

                               DATED DEC. 1, 2007

This document is a proxy statement for each Existing Fund and a prospectus for each New Fund (defined below) and RiverSource Variable Portfolio - Diversified Bond Fund. The address of each of the funds is 734 Ameriprise Financial Center,

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 1

Minneapolis, Minnesota 55474. The phone number for the Funds is (888) 791-3380. This combined proxy statement/prospectus contains information you should know before voting on the following proposals:

                                                      TO BE VOTED ON BY
PROPOSALS                                             SHAREHOLDERS OF:
1.   To approve an Agreement and Plan of              All Existing Funds, voting
     Reorganization between your Existing Fund and a          separately
     separate, corresponding newly-formed series (a
     "New Fund") of RiverSource Variable Series
     Trust, a Massachusetts business trust. Under
     this agreement, the Existing Fund will transfer
     all of its assets attributable to its shares to
     the New Fund in exchange for corresponding
     shares of the New Fund and the assumption by
     the New Fund of all liabilities of the Existing
     Fund. These shares will be distributed to the
     Existing Fund shareholders (insurance company
     separate accounts) in proportion to their
     holdings in the Existing Fund. Your interest in
     the subaccount investing in the New Fund will
     equal your interest in the subaccount that
     invested in the Existing Fund.
2.   For RiverSource Variable Portfolio - Core Bond      RiverSource Variable
     Fund ("Core Bond Fund") only, to approve an      Portfolio - Core Bond Fund
     Agreement and Plan of Reorganization between
     Core Bond Fund and RiverSource Variable
     Portfolio - Diversified Bond Fund ("Diversified
     Bond Fund"). Under this agreement, Core Bond
     Fund will transfer all of its assets
     attributable to its shares to Diversified Bond
     Fund in exchange for corresponding shares of
     Diversified Bond Fund and the assumption by
     Diversified Bond Fund of all liabilities of
     Core Bond Fund. These shares will be
     distributed to Core Bond Fund shareholders
     (insurance company separate accounts) in
     proportion to their holdings in Core Bond Fund.
     Your interest in the subaccount investing in
     Diversified Bond Fund will equal your interest
     in the subaccount that invested in Core Bond
     Fund.

These proposals will be considered by shareholders of the Existing Funds at a special joint meeting of such shareholders (the "Meeting") that will be held at 10:00 a.m. on Jan. 29, 2008, at the Marquette Hotel, 710 Marquette Avenue, Minneapolis, Minnesota 55402 in the Lake Michigan Room on the fourth floor. Each of the Existing Funds, New Funds, Diversified Bond Fund and Core Bond Fund, as they may be referred to (collectively, the "Funds"), is a series of a registered open-end management investment company. Please read this proxy statement/prospectus and keep it for future reference.

The insurance company that issued your variable life insurance policy or variable annuity contract is the legal owner of all Fund shares and therefore holds all voting rights. The insurance company sponsors a separate account that funds your

 2 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT variable life insurance policy or variable annuity contract. This separate account is the shareholder of the Existing Fund. The separate account is comprised of subaccounts. Because you allocated contract values to a subaccount that invests in an Existing Fund, you are entitled to instruct the insurance company how to vote. For purposes of this proxy statement/prospectus, contract owners and policyholders will be referred to as "contract owners."

HOW EACH TRANSACTION WILL WORK

- In each reorganization contemplated by Proposal 1 (a "Reorganization"), each Existing Fund will transfer all of its assets to the corresponding New Fund in exchange for shares of such New Fund ("Reorganization Shares") and the assumption of all of the Existing Fund's liabilities. Each New Fund will issue Reorganization Shares in an amount equal to the value of the assets of the shares that it receives from the Existing Fund, less the liabilities it assumes. You will not pay any sales charge in connection with this distribution of shares.

- In the reorganization contemplated by Proposal 2 (the "Merger"), Core Bond Fund will transfer all of its assets to Diversified Bond Fund in exchange for shares of Diversified Bond Fund (also "Reorganization Shares") and the assumption of all of Core Bond Fund's liabilities. Diversified Bond Fund will issue Reorganization Shares in an amount equal to the value of the assets of the shares that it receives from Core Bond Fund, less the liabilities it assumes. You will not pay any sales charge in connection with this distribution of shares.

- If approved, the Merger transaction will take place after the Reorganization transactions.

WHERE TO GET MORE INFORMATION

The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this proxy statement/prospectus by reference:

- the prospectuses of the Existing Funds, dated May 1, 2007, filed electronically on or about April 23, 2007 in RiverSource Variable Portfolio - Managers Series, Inc.'s Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 and in RiverSource Variable Portfolio - Select Series, Inc.'s Post-Effective Amendment No. 4 to Registration Statement No. 333-113780;

- the Statement of Additional Information of the Existing Funds, dated May 1, 2007, filed electronically on or about April 23, 2007 in RiverSource Variable Portfolio - Managers Series, Inc.'s Post-Effective Amendment No. 19 to Registration Statement No. 333-61346;

- the Statement of Additional Information relating to the Reorganizations and Merger, dated Dec. 1, 2007 (the "Merger SAI") filed electronically on or about

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 3

  November 21, 2007 in RiverSource Variable Series Trust Pre-Effective Amendment No. 1 to Registration Statement No. 333-146653; and

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of the Existing Funds for the period ended Dec. 31, 2006 filed electronically on or about March 6, 2007 on Form N-CSR for RiverSource Variable Portfolio - Income Series, Inc. (File No. 811-3219) and on Form N-CSR for RiverSource Variable Portfolio - Select Series, Inc. (File No. 811-21534); and the unaudited financial statements included in the Semiannual Report to Shareholders of the Existing Funds for the period ended June 30, 2007 filed electronically on or about August 30, 2007 on Form N-CSRS for RiverSource Variable Portfolio - Income Series, Inc. (File No. 811-3219) and on Form N-CSRS for RiverSource Variable Portfolio - Select Series, Inc. (File No. 811-21534).

For a copy at no charge of any of the documents listed above or to ask questions about this proxy statement/prospectus, call toll-free (866) 492-0843 or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials and other information with the Securities and Exchange Commission (the "SEC"). These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at http://www.publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's Web site at http://www.sec.gov.

Please note that each Fund is not a bank deposit, is not federally insured, is not endorsed by any bank or government agency and is not guaranteed to achieve its goal.

As with all mutual funds, the SEC has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 4 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
PROPOSAL 1. REORGANIZATION OF THE EXISTING FUNDS............       6
     How Each Reorganization Will Work......................       6
     Tax Status of Each Reorganization......................       7
     Information About the New Funds........................      10
     Information About the Trust............................      10
     Reasons for the Proposed Reorganizations and Board
       Deliberations........................................      10
PROPOSAL 2. MERGER OF CORE BOND FUND INTO DIVERSIFIED BOND
  FUND......................................................      13
     How the Merger Will Work...............................      13
     Comparison of Core Bond Fund and Diversified Bond
       Fund.................................................      13
       Comparison of Investment Objectives..................      14
       Comparison of Investment Strategies..................      14
       Comparison of Fundamental Policies...................      18
       Comparison of Nonfundamental Policies................      19
       Comparison of Principal Risk Factors.................      19
       Fees and Expenses....................................      21
       Performance..........................................      22
       Capitalization.......................................      24
     Financial Highlights of Diversified Bond Fund..........      24
     Reasons for the Proposed Merger and Board
       Deliberations........................................      26
     Tax Status of the Merger...............................      27
THE TRANSACTIONS............................................      29
     Terms of the Transactions..............................      29
     Conditions to Closing Each Transaction.................      30
     Termination of the Agreement...........................      30
     Boards' Determinations.................................      30
     Recommendation and Vote Required.......................      31
PROXY VOTING AND SHAREHOLDER MEETING INFORMATION............      31
SHARES OUTSTANDING AND ENTITLED TO VOTE AND OWNERSHIP OF
  FUND SHARES...............................................      33
EXHIBITS
A. Form of Agreement and Plan of Reorganization.............     A.1
B. Minnesota Business Corporation Act Sections 302A.471 and
  302A.473..................................................     B.1
C. Information Applicable to the Existing Funds.............     C.1
D. Comparison of Organizational Documents...................     D.1
E. Supplemental Information: Financial Highlights
  (Unaudited)...............................................     E.1

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 5

PROPOSAL 1. REORGANIZATION OF THE EXISTING FUNDS

The Board of each Existing Fund has approved, and recommends that shareholders approve, the proposed Reorganization of each of the Existing Funds from series of one of six Minnesota corporations into a corresponding series (each a "New Fund") of RiverSource Variable Series Trust, a Massachusetts business trust (the "Trust"). The Reorganizations are expected to simplify and enhance the efficiency of the administration of the RiverSource Variable Portfolio Funds by combining series of six current Minnesota corporations into series of a single legal entity. As described below, the Reorganization is also expected to enhance the tax efficiency of, and may confer a significant benefit on, insurance companies that offer products that invest in the RiverSource Variable Portfolio Funds, including, affiliated insurance companies of RiverSource Investments, LLC ("RiverSource Investments"), the investment manager of the RiverSource Funds.

As described in more detail below in "Information About the Trust," the Trust is a business trust governed by Massachusetts law, an agreement and declaration of trust and by-laws. The Trust has separate series representing different variable portfolios. Each series of the Trust will have shares representing beneficial interests in the assets and liabilities belonging to that series. Differences between the rights of shareholders of the New Funds and those of shareholders of the Existing Funds are described in Exhibit D. The New Funds will continue the business of the Existing Funds.

Each New Fund will have the same investment objectives, policies and restrictions as the corresponding Existing Fund. In addition, each New Fund will be managed by the same investment team as the corresponding Existing Fund using the same investment process, and will have the same management fees and expense structure as the corresponding Existing Fund immediately prior to the Reorganization.

HOW EACH REORGANIZATION WILL WORK

- Shareholders of each Existing Fund will consider a proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the Reorganization of their Existing Fund into the corresponding New Fund. A form of the Agreement is included as Exhibit A. Pursuant to the Agreement, each Existing Fund will transfer all of its assets to the corresponding New Fund in exchange for shares of such New Fund ("Reorganization Shares") and the assumption of all of the Existing Fund's liabilities.

- Each New Fund will issue Reorganization Shares in an amount equal to the value of the assets of the shares that it receives from the Existing Fund, less the liabilities it assumes. You will not pay any sales charge in connection with this distribution of shares. These shares will be distributed to the Existing Fund's shareholders (the separate accounts) in proportion to their holdings in the Existing Fund. Your interest in the subaccount investing in the New Fund will equal your interest in the subaccount that invested in the Existing Fund on the Valuation Date (as defined herein).

 6 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

- Neither the Existing Fund nor the contract owners whose contract values are allocated to subaccounts investing in each of the Existing Fund will pay any sales charge in connection with the Reorganization.

- After the Reorganization is completed, contract values that were allocated to subaccounts investing in the Existing Fund will be allocated to subaccounts investing in the New Fund. The Existing Fund will be terminated.

- None of the Reorganizations is contingent upon any of the other Reorganizations or the Merger (together the "Transactions"). If the Merger of Core Bond Fund into Diversified Bond Fund and the Reorganization of Diversified Bond Fund as a series of RiverSource Variable Series Trust and the Reorganization of Core Bond Fund as a series of RiverSource Variable Series Trust are all approved, it is expected that the Reorganization will be effected prior to the Merger, so that shareholders of Core Bond Fund will become shareholders of RiverSource Variable Portfolio - Core Bond Fund, a series of RiverSource Variable Series Trust before being merged into RiverSource Variable Portfolio - Diversified Bond Fund, a series of RiverSource Variable Series Trust.

- The Merger is not contingent upon any of the Reorganizations.

TAX STATUS OF EACH REORGANIZATION

Each Existing Fund is treated as a "regulated investment company" ("RIC") for federal income tax purposes. The New Funds listed in Table 1 below will be treated as partnerships (or in the case of RiverSource Variable Portfolio - Core Equity Fund, a so-called "disregarded entity") for federal income tax purposes while the New Funds listed in Table 2 below will be treated as RICs. The tax consequences of the Reorganizations differ depending on whether the New Fund will be treated as a partnership or as a RIC for federal income tax purposes.

TABLE 1: NEW FUNDS TREATED AS PARTNERSHIPS
 RiverSource Variable Portfolio -- Balanced Fund
 RiverSource Variable Portfolio -- Core Equity Fund
 (disregarded entity)
 RiverSource Variable Portfolio -- Diversified Equity Income
 Fund
 RiverSource Variable Portfolio -- Fundamental Value Fund
 RiverSource Variable Portfolio -- Growth Fund
 RiverSource Variable Portfolio -- Large Cap Equity Fund
 RiverSource Variable Portfolio -- Large Cap Value Fund
 RiverSource Variable Portfolio -- Mid Cap Growth Fund
 RiverSource Variable Portfolio -- Mid Cap Value Fund
 RiverSource Variable Portfolio -- S&P 500 Index Fund
 RiverSource Variable Portfolio -- Select Value Fund
 RiverSource Variable Portfolio -- Small Cap Advantage Fund
 RiverSource Variable Portfolio -- Small Cap Value Fund

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 7

TABLE 2: NEW FUNDS TREATED AS RICS
 RiverSource Variable Portfolio -- Cash Management Fund
 RiverSource Variable Portfolio -- Core Bond Fund
 RiverSource Variable Portfolio -- Diversified Bond Fund
 RiverSource Variable Portfolio -- Emerging Markets Fund
 RiverSource Variable Portfolio -- Global Bond Fund
 RiverSource Variable Portfolio -- Global Inflation
 Protected Securities Fund
 RiverSource Variable Portfolio -- High Yield Bond Fund
 RiverSource Variable Portfolio -- Income Opportunities Fund
 RiverSource Variable Portfolio -- International Opportunity
 Fund
 RiverSource Variable Portfolio -- Short Duration U.S.
 Government Fund

In the case of the Reorganizations in which the New Fund will be treated as a partnership or disregarded entity for federal tax purposes, each Reorganization is expected to be treated as a liquidation for federal income tax purposes. Any capital gains recognized by the Existing Fund in such Reorganization will be distributed to its insurance company shareholders in the form of Reorganization Shares. Each Existing Fund involved in a Reorganization in which the New Fund will be treated as a partnership or disregarded entity for federal tax purposes will receive an opinion from Ropes & Gray LLP (which opinion will be based on certain factual representations and certain customary assumptions) to the effect that, on the basis of existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Existing Fund's distribution (in a form qualifying for the deduction for dividends paid) of any gain the Fund recognizes in the relevant Reorganization will eliminate any tax liability of the Existing Fund on such gain. It is possible that the Internal Revenue Service (the "IRS") could disagree with tax counsel's opinion. As long as contracts funded through the separate accounts of the insurance company qualify as annuity contracts or life insurance contracts under Section 72 or section 7702(a) of the Code, respectively, any capital gains distributed to insurance company shareholders will not be currently taxable to contract holders. Accordingly, contract holders are not expected to be affected by these gains or the fact that each of the New Funds will be treated as a partnership or disregarded entity, rather than a RIC, for federal income tax purposes.

In the case of the Reorganizations in which the New Fund will be treated as a RIC, each Reorganization is intended to be tax-free for federal income tax purposes. This means that, in any given case, neither shareholders nor the Funds will recognize a gain or loss directly as a result of the Reorganization. In each case the Reorganization will not take place unless the Existing Fund and the New Fund receive a satisfactory opinion of tax counsel (which opinion will be based on certain factual representations and certain customary assumptions), to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations

 8 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes:

- The transfer of the Existing Fund's assets to the New Fund in exchange for shares of the New Fund and the assumption of the Existing Fund's liabilities, followed by the distribution of those shares to the separate accounts as shareholders of the Existing Fund and the termination of the Existing Fund will be a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Existing Fund and the New Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

- Under Section 361 of the Code, no gain or loss will be recognized by the Existing Fund upon the transfer of all of its assets to the New Fund or on the distribution by the Existing Fund of shares of the New Fund to the separate accounts as shareholders of the Existing Fund in liquidation.

- Under Section 354 of the Code, the separate accounts as shareholders of the Existing Fund will not recognize gain or loss upon the exchange of their shares of the Existing Fund solely for New Fund shares as part of the Reorganization.

- Under Section 358 of the Code, the aggregate basis of the shares of the New Fund that the Existing Fund shareholder receives in the Reorganization will be the same as the aggregate basis of the shares of the Existing Fund exchanged therefor.

- Under Section 1223(1) of the Code, the holding period for the shares of the New Fund that a separate account as a shareholder of the Existing Fund receives in the Reorganization will include the period for which it held the shares of the Existing Fund exchanged therefor, provided that on the date of the exchange it held such Existing Fund shares as capital assets.

- Under Section 1032 of the Code, no gain or loss will be recognized by the New Fund upon the receipt of the Existing Fund's assets solely in exchange for the issuance of the New Fund's shares to the Existing Fund and the assumption of all of the Existing Fund's liabilities by the New Fund.

- Under Section 362(b) of the Code, the New Fund's tax basis in the assets that the New Fund receives from the Existing Fund will be the same as the Existing Fund's tax basis in those assets immediately prior to the transfer.

- Under Section 1223(2) of the Code, the New Fund's holding periods in the assets received from the Existing Fund will include the Existing Fund's holding periods in such assets.

- Under Section 381 of the Code, the New Fund will succeed to and take into account the items of the Existing Fund described in Section 381(c) of the Code.

The opinion will note and distinguish certain published precedent; it is possible that the IRS could disagree with tax counsel's opinion.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 9

                                                                    ATTACHMENT 1

In each such case, tax counsel will express no view with respect to the effect of the Reorganization on any transferred assets as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. However, as long as contracts funded through the separate accounts of the insurance company qualify as annuity contracts or life insurance contracts under Section 72 or Section 7702(a) of the Code, respectively, any gain required to be recognized and distributed to insurance company shareholders will not be currently taxable to contract holders.

INFORMATION ABOUT THE NEW FUNDS

The investment objectives, policies and restrictions of each Existing Fund will be adopted by each New Fund and will not change as a result of the Reorganizations. In addition, RiverSource Investments and, as applicable, each current subadviser will continue to serve as the investment adviser and subadviser, respectively, of each New Fund. Furthermore, the management fees and expense structure of each New Fund will be the same as for the corresponding Existing Fund.

Immediately prior to the Reorganizations, the New Funds will have no assets and no liabilities.

INFORMATION ABOUT THE TRUST

The Trust is governed by an agreement and declaration of trust, by-laws and its Board of Trustees. The Trust's Board of Trustees will be comprised of the same individuals that currently comprise the Boards of Directors of the various Minnesota corporations of which the Existing Funds are a series. Please refer to Exhibit D which summarizes the significant differences between the agreement and declaration of trust and by-laws of the Trust and the articles of incorporation and by-laws of the Minnesota corporations of which the Existing Funds are a series.

REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS

The Board concluded, based on its consideration of each of the following factors, that each proposed Reorganization will be advantageous to Existing Fund insurance company shareholders as well as contract holders:

- TERMS AND CONDITIONS OF THE REORGANIZATION. The Board considered the terms and conditions of each Reorganization as described below under "The Transactions."

- TAX CONSEQUENCES. The Board considered that several of the New Funds would expect to be treated either as partnerships or, in one case, a disregarded entity rather than as regulated investment companies under the Code, considered that each Reorganization into the New Funds treated as either partnerships or disregarded entities would be treated as a liquidation of the Existing Fund, and observed that neither the Reorganizations nor such subsequent status as a partnership or disregarded entity would result in any tax liability or impact to contract holders (or, in the case of the Reorganizations, the Funds). The Board

 10 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT also considered the tax-free nature of the Reorganizations where certain of the New Funds would continue to be treated as regulated investment companies under the Code.

- CONTINUITY OF INVESTMENT. The Board took into account the fact that the investment objectives, investment strategies and investment policies of the New Funds are identical to those of the Existing Funds.

- EXPENSE RATIOS. The Board considered that the expense ratios of the New Funds are identical to those of the Existing Funds.

- COSTS. The Board considered the fact that the investment manager and its affiliates have agreed to bear all solicitation expenses with respect to seeking shareholder approval of each Reorganization and to bear any other costs of effecting each Reorganization.

- DILUTION. The Board concluded that the Reorganization will not dilute the interests of the current contract holders with contract values allocated to the subaccounts investing in the Existing Funds or the New Funds, because it would be effected on the basis of the relative net asset values per share of the Existing Fund and New Funds. Thus, subaccounts holding shares of an Existing Fund will receive shares of the New Fund equal in value to their shares in the Existing Fund.

- POTENTIAL BENEFITS TO THE INVESTMENT MANAGER AND ITS AFFILIATES. The Board also considered the potential benefits of the Reorganization that could be realized by the investment manager and its affiliates, including the expected tax benefits to insurance companies investing in the Funds described above, noting that, at present, all such insurance companies are affiliated with the investment manager. Specifically, the Board observed that, in making its recommendation, the investment manager had a potential conflict of interest insofar as there were potential tax efficiencies that may be realized by shareholders in the Reorganization - which at that time, consisted solely of insurance companies affiliated with the investment manager - that could potentially result in an estimated annual benefit to such affiliated insurance companies of approximately $10 million. The Board also recognized the potential benefits to the investment manager of the expected elimination of expenses incurred in duplicative efforts to administer separate legal entities. In considering these potential conflicts of interest, the Board considered that, if approved, the proposed Reorganizations would not result in additional audit or tax compliance fees to the Funds from outside auditors and would not result in adverse tax consequences to the contract holders or the Funds. In addition, the Board considered that the investment manager and its affiliates would have greater flexibility in administering the business of the Funds, including through the simplification of the legal and administrative work of maintaining one SEC registrant instead of several SEC registrants. The Board also considered that, to the extent the advantageous tax structure of certain Funds attracts additional

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 11 insurance companies to select the Funds to include in their products, additional assets may flow into the Funds, from which the investment manager and its affiliates would earn additional revenue.

- POTENTIAL BENEFITS TO THE FUNDS. The Board considered that, notwithstanding the potential conflict of interest that the investment manager had in making the recommendation, the Reorganizations would result in a streamlined and more flexible organizational structure insofar as New Funds would be organized as series of a single Massachusetts business trust (registrant), whereas the Existing Funds are series of one of six different Minnesota business corporations (registrants), which could present certain cost savings (fixed cost of filing fees, by registrant). In addition, Massachusetts business trusts may provide some flexibility for the Funds. For example, in certain situations, the Board could determine to avoid the costs associated with soliciting shareholders on certain matters that may require a proxy if the Funds remained structured as Minnesota business corporations. The Board also observed the potential opportunity for future growth of assets in the New Funds, which may lead to future increased economies of scale, as they would be competitively positioned for product selection by third party insurance companies (as a result of the new, advantageous tax structure for certain Funds). Such economies of scale would potentially result from fixed expenses (portfolio transactions and certain administrative costs) being spread across a larger asset base, and realization of breakpoints.

Having considered each Reorganization, including proposed terms and conditions, tax consequences, continuity of investment, expense ratios, costs, dilution, potential benefits to the investment manager and its affiliates, and potential benefits to the Funds, the Board concluded that participation in the Reorganizations is in the best interest of each Fund and in the best interests of such Fund's shareholders and contract holders, noting that while there were potential benefits for insurance companies affiliated with the investment manager, there were also potential benefits for the Funds, and that costs associated with the Reorganization were being borne by the investment manager and its affiliates.

 12 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

PROPOSAL 2. MERGER OF CORE BOND FUND INTO DIVERSIFIED BOND FUND

HOW THE MERGER WILL WORK

- Shareholders of Core Bond Fund will consider a proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the Merger of Core Bond Fund into Diversified Bond Fund. A form of the Agreement is included as Exhibit A. Pursuant to the Agreement, Core Bond Fund will transfer all of its assets to Diversified Bond Fund in exchange for shares of Diversified Bond Fund ("Reorganization Shares") and the assumption of all of Core Bond Fund's liabilities.

- Diversified Bond Fund will issue Reorganization Shares in an amount equal to the value of the assets of the shares that it receives from Core Bond Fund, less the liabilities it assumes. You will not pay any sales charge in connection with this distribution of shares. These shares will be distributed to Core Bond Fund's shareholders (the separate accounts) in proportion to their holdings in Core Bond Fund. Your interest in the subaccount investing in Diversified Bond Fund will equal your interest in the subaccount that invested in Core Bond Fund.

- Neither Core Bond Fund nor the contract owners whose contract values are allocated to subaccounts investing in Core Bond Fund will pay any sales charge in connection with the Merger.

- After the Merger is completed, contract values that were allocated to subaccounts investing in Core Bond Fund will be allocated to subaccounts investing in Diversified Bond Fund. Core Bond Fund will be terminated.

- The Merger is not contingent upon any of the other Transactions. If the Merger of Core Bond Fund into Diversified Bond Fund, the Reorganization of Diversified Bond Fund as a series of RiverSource Variable Series Trust and the Reorganization of Core Bond Fund as a series of RiverSource Variable Series Trust are all approved, it is expected that the Reorganizations of Core Bond Fund and Diversified Bond Fund will be effected prior to the Merger, so that shareholders of Core Bond Fund will become shareholders of RiverSource Variable Portfolio - Core Bond Fund, a series of RiverSource Variable Series Trust, before being merged into and becoming shareholders of RiverSource Variable Portfolio - Diversified Bond Fund, a series of RiverSource Variable Series Trust.

COMPARISON OF CORE BOND FUND AND DIVERSIFIED BOND FUND:

Both Core Bond Fund and Diversified Bond Fund (each a "Fund" and together, the "Funds"):

- Have RiverSource Investments as an investment adviser.

- Have the same policies for buying and selling shares and the same exchange rights.

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 13

- Have the same distribution policies.

- Are available only by buying an annuity contract or life insurance policy and allocating contract values to a subaccount that invests in a Fund.

- Are currently structured as a series of capital stock of RiverSource Variable Portfolio - Income Series, Inc., an open-end management investment company organized as a Minnesota corporation. If Proposal 1 of this proxy statement/ prospectus is approved by shareholders of Diversified Bond Fund, Diversified Bond Fund will be reorganized into a new series of RiverSource Variable Series Trust, a Massachusetts business trust. This Reorganization of Diversified Bond Fund will take place prior to the Merger of Core Bond Fund into Diversified Bond Fund. This new series of RiverSource Variable Series Trust will have identical investment objectives, principal investment strategies and fundamental investment policies as Diversified Bond Fund. For a comparison of the charter documents for Core Bond Fund and the proposed new series of RiverSource Variable Series Trust, please see Exhibit D.

COMPARISON OF INVESTMENT OBJECTIVES

The investment objectives for the Funds are as follows:

CORE BOND FUND: Core Bond Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

DIVERSIFIED BOND FUND: Diversified Bond Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.

COMPARISON OF INVESTMENT STRATEGIES

Each Fund seeks to achieve its investment objective by investing 80% of its net assets, under normal market conditions, in bonds and other debt securities. Core Bond Fund invests primarily, and Diversified Bond Fund invests at least 50%, in securities like those included in the Lehman Brothers Aggregate Bond Index (the "Index"), which are investment grade and denominated in U.S. dollars. Unlike Core Bond Fund, which does not invest in securities rated below investment grade, Diversified Bond Fund may invest in lower-quality (junk) bonds. Each of Core Bond Fund and Diversified Bond Fund may invest up to 25% in foreign investments, which may include investments in emerging markets. Both Funds target an average portfolio duration within one year of the Index.

Detailed strategies for Core Bond Fund and Diversified Bond Fund are set forth below:

CORE BOND FUND:

Under normal market conditions, Core Bond Fund invests at least 80% of its net assets in bonds and other debt securities. Although Core Bond Fund is not an index fund, it invests primarily in securities like those included in the Index which are investment grade and denominated in U.S. dollars. The Index includes

 14 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Core Bond Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Core Bond Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

- Evaluating the portfolio's total exposure to the sectors, industries and securities relative to the Index.

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

- Targeting an average portfolio duration within one year of the duration of the Index which, as of Oct. 31, 2007, was 4.6 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Core Bond Fund's investment process employs risk controls that are designed to maintain risk levels to be comparable to the Index. These controls include review of effective duration and limitation on sector allocations, industry concentration and the size of individual positions.

In evaluating whether to sell a security, the investment manager considers, among other factors:

- The portfolio's total exposure to the sectors, industries and securities relative to the Index.

- Whether a security's rating has changed or is vulnerable to a change.

- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

- Identification of a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

DIVERSIFIED BOND FUND:

Under normal market conditions, Diversified Bond Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of Diversified Bond

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 15

Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although Diversified Bond Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of Diversified Bond Fund net assets may be invested in foreign investments, which may include investments in emerging markets. Diversified Bond Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of Diversified Bond Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

- Evaluating the portfolio's total exposure to sectors, industries and securities relative to the Index.

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

- Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

- Targeting an average portfolio duration within one year of the duration of the Index which, as of Oct. 31, 2007, was 4.6 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors:

- Identification of more attractive investments based on relative value.

- The portfolio's total exposure to sectors, industries and securities relative to the Index.

- Whether a security's rating has changed or is vulnerable to a change.

- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

 16 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

BOTH FUNDS:

- Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Merger SAI.

- Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

- Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Diversified Bond Fund's historical portfolio turnover rate, which measures how frequently Diversified Bond Fund buys and sells investments, is shown in Exhibit E under "Financial Highlights."

- Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the Merger SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services, and the brokerage commissions set forth in the Merger SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

  Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

- Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 17

COMPARISON OF FUNDAMENTAL POLICIES

Each of the Funds are subject to substantially similar fundamental investment policies. These fundamental policies provide that neither Fund will:

- Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

- Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Fund's total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

- Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

- Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

- Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

- Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

- Invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

- Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

In addition, neither Fund may issue senior securities, except as permitted under the 1940 Act.

 18 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

COMPARISON OF NONFUNDAMENTAL POLICIES

Each Fund has identical nonfundamental investment policies.

- No more than 15% of the Fund's net assets will be held in securities and other instruments that are illiquid.

- Up to 25% of the Fund's net assets may be invested in foreign investments.

COMPARISON OF PRINCIPAL RISK FACTORS

Core Bond Fund and Diversified Bond Fund are subject to similar principal risks. Although Diversified Bond Fund identifies liquidity as a principal risk, both Core Bond Fund and Diversified Bond Fund are exposed to liquidity risk. Diversified Bond Fund identifies the increased exposure to liquidity risk as a result of its ability to invest in lower quality (junk) bonds.

The principal risks of investing in Core Bond Fund and Diversified Bond Fund are shown below:

                                                             CORE BOND   DIVERSIFIED BOND
RISK                                                           FUND            FUND
 Active Management Risk                                          X              X
 Credit Risk                                                     X              X
 Derivatives Risk                                                X              X
 Interest Rate Risk                                              X              X
 Market Risk                                                     X              X
 Prepayment and Extension Risk                                   X              X
 Liquidity Risk                                                                 X

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

- DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 19 currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the Merger SAI for more information on derivative instruments and related risks.

- INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

- PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

 20 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

- LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

FEES AND EXPENSES

The following tables describe the fees and expenses that you pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in shares of Core Bond Fund or Diversified Bond Fund. The table also shows pro forma expenses of Diversified Bond Fund assuming the proposed Merger had been effective at the beginning of the most recent fiscal year. The fees and expenses below exclude the costs of the Merger, as these will be paid by RiverSource Investments and its affiliates. This summary does not reflect any fees or sales charges imposed by your annuity contract or life insurance policy. Expenses are based on each Fund's most recent fiscal year.

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

Because the Funds are the underlying investment vehicles for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                      CORE         DIVERSIFIED    DIVERSIFIED
                                                   BOND FUND        BOND FUND      BOND FUND
                                                 (SELLING FUND)   (BUYING FUND)   (PRO FORMA
                                                    (ACTUAL)        (ACTUAL)       COMBINED)
 Management fees(a)                                  0.48%            0.46%          0.46%
 Distribution (12b-1) fees(b)                        0.13%            0.13%          0.13%
 Other expenses(c)                                   0.32%            0.15%          0.15%
 Total annual fund operating expenses                0.93%            0.74%          0.74%
 Fee waiver/expense reimbursement                    0.10%(d)         0.00%          0.00%
 Total annual (net) fund operating expenses          0.83%            0.74%          0.74%

(a)  The Fund pays RiverSource Investments a fee for managing its assets.
(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays RiverSource Distributors, Inc. an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 21 at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of Core Bond Fund's Board. Any amount waived will not be reimbursed by Core Bond Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.83% for Core Bond Fund.

EXAMPLE

This example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods and then redeem all of your units at the end of those periods indicated under the current arrangements and if the proposed Merger had been in effect. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Core Bond Fund (Selling Fund)                $85         $287         $506         $1,138
 Diversified Bond Fund (Buying Fund)          $76         $237         $412         $  922
 Diversified Bond Fund (Pro Forma
 Combined)                                    $76         $237         $412         $  922

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. This example does not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown.

PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

 22 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

--------------------------------------------------------------------------------
                                 CORE BOND FUND
                                 (SELLING FUND)

                                  (BAR CHART)

                                                                                                      +1.78%     +3.82%
                                                                                                       2005       2006

During the periods shown in the bar chart, the highest return for a calendar quarter was +3.49% (quarter ended Sept. 30, 2006) and the lowest return for a calendar quarter was -0.65% (quarter ended Sept. 30, 2005).

The Fund's year-to-date return at Sept. 30, 2007 was +3.15%.

--------------------------------------------------------------------------------
                             DIVERSIFIED BOND FUND
                                 (BUYING FUND)

                                  (BAR CHART)

              +8.83%     +1.51%     +1.70%     +5.41%     +7.67%     +5.53%     +4.48%     +4.48%     +2.12%     +4.41%
               1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

During the periods shown in the bar chart, the highest return for a calendar quarter was +3.77% (quarter ended Sept. 30, 1997) and the lowest return for a calendar quarter was -2.99% (quarter ended Sept. 30, 1998).

The Fund's year-to-date return at Sept. 30, 2007 was +3.27%.

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 23

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                         SINCE
                                        1 YEAR    5 YEARS   10 YEARS   INCEPTION
 Core Bond Fund (Selling Fund)           +3.82%       N/A      N/A       +2.94%(a)
 Diversified Bond Fund (Buying Fund)     +4.41%    +4.20%    +4.59%        N/A
 Lehman Brothers Aggregate Bond Index
 (reflects no deduction for fees,
 expenses or taxes)                      +4.33%    +5.06%    +6.24%      +3.52%(b)
 Lipper Intermediate Investment Grade
 Index                                   +4.47%    +4.93%    +5.87%      +3.50%(b)

(a)  Inception date is Feb. 4, 2004.
(b)  Measurement period started Feb. 1, 2004.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

CAPITALIZATION

The following table shows the capitalization of Core Bond Fund and Diversified Bond Fund as of Sept. 30, 2007 and on a pro forma basis, assuming the proposed Reorganization had taken place. The pro forma combined shares outstanding is determined by dividing the net assets of Core Bond Fund by the net asset value per share of Diversified Bond Fund and adding the actual shares outstanding of Diversified Bond Fund: [$87,608,346 / $10.44] + 380,991,589 = 389,383,193.

ACTUAL AND PRO FORMA CAPITALIZATION OF CORE BOND FUND AND DIVERSIFIED BOND FUND

                                                    NET ASSET VALUE     SHARES
FUND                                 NET ASSETS        PER SHARE      OUTSTANDING
 Core Bond Fund (Selling Fund)
 (Actual)                          $   87,608,346       $ 9.79          8,947,416
 Diversified Bond Fund (Buying
 Fund) (Actual)                     3,976,199,576        10.44        380,991,589
 Diversified Bond Fund (Pro Forma
 Combined)                          4,063,807,922        10.44        389,383,193

FINANCIAL HIGHLIGHTS OF DIVERSIFIED BOND FUND

The financial highlights tables are intended to help you understand Diversified Bond Fund's financial performance. Certain information reflects financial results for a single Diversified Bond Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in Diversified Bond Fund (assuming reinvestment of all dividends and distributions). Except for information relating to the six-month period ended June 30, 2007, this information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

 24 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

RiverSource VP - Diversified Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                             $10.47              $10.39            $10.66         $10.62         $10.40         $10.38
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .24                 .16               .43            .39            .38            .44
Net gains (losses) (both
 realized and unrealized)             (.14)                .08              (.27)           .06            .22            .02
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            .10                 .24               .16            .45            .60            .46
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.24)               (.16)             (.43)          (.41)          (.38)          (.44)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $10.33              $10.47            $10.39         $10.66         $10.62         $10.40
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $3,427              $2,745            $2,325         $1,824         $1,696         $1,765
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)              .73%(e)             .74%(e)           .80%           .82%           .81%           .81%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets         4.73%(e)            4.57%(e)          4.15%          3.65%          3.60%          4.23%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                          167%                109%              292%           293%           295%           251%
-----------------------------------------------------------------------------------------------------------------------------
Total return(f)                      1.04%(g)            2.32%(g)          1.58%          4.27%          5.84%          4.50%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 25

REASONS FOR THE PROPOSED MERGER AND BOARD DELIBERATIONS

The Board believes that the Merger will be advantageous to shareholders of Core Bond Fund and Diversified Bond Fund based on its consideration of the following matters:

- TERMS AND CONDITIONS OF THE MERGER. The Board considered the terms and conditions of the proposed Merger as described below under "The Transactions."

- TAX CONSEQUENCES. The Board considered the expected tax consequences of the proposed Merger, noting that the Merger would take place after the Reorganization transaction, discussed above under "Proposal 1", and is expected to be tax-free to contract owners.

- CONTINUITY OF INVESTMENT. The Board took into account the fact that Core Bond Fund has a primary investment objective and an investment strategy that are similar to those of Diversified Bond Fund, and that both Funds are managed against the same benchmark, the Lehman Brothers Aggregate Bond Index.

- EXPENSE RATIOS. The Board considered the relative expenses of the Funds. The Board noted that as of the end of each Fund's most recent fiscal year, the expense ratio for Diversified Bond Fund was approximately 0.09% lower than the expense ratio for Core Bond Fund (0.19% lower on a gross of waivers basis). The Board also noted that, on a pro forma basis, Diversified Bond Fund's expense ratio would stay the same or decline slightly as a result of the Merger, a result of immediate economies of scale.

- ECONOMIES OF SCALE. The Board observed that by combining the Funds, in addition to the immediate economies of scale, the combined Fund would be able take advantage of other economies of scale associated with a larger fund. For example, a larger Fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. Furthermore, the Board also considered that higher aggregate net assets resulting from the Merger and the opportunity for net cash inflows (or reduced outflows) may reduce the risk that, if net assets of Core Bond Fund were to fail to grow, or diminish, its total expense ratio could rise from current levels as fixed expenses, such as audit expenses and accounting expenses that are charged on a per Fund basis become a larger percentage of net assets.

- COSTS. The Board considered the fact that the investment manager and its affiliates have agreed to bear all solicitation expenses with respect to seeking shareholder approval of the Merger and to bear any other costs of effecting the Merger (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with the Merger).

- DILUTION. The Board considered the fact that the Merger will not dilute the interests of the current contract holders with contract values allocated to the subaccounts investing in Core Bond Fund or Diversified Bond Fund, because

 26 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT the Merger will be effected on the basis of the relative net asset values per share of Core Bond Fund and Diversified Bond Fund, respectively. Thus, subaccounts holding shares of Core Bond Fund will receive shares of Diversified Bond Fund equal in value to their shares in Core Bond Fund.

- PERFORMANCE AND OTHER FACTORS. The Board considered the relative performance records of each of the Funds, although past performance is no guarantee of its future results, the Board noted that, on an absolute basis and when compared to respective peer groups, Diversified Bond Fund had stronger performance than Core Bond Fund. The Board considered asset levels of the funds, according particular weight to the fact that Diversified Bond Fund was substantially larger (more than 40 times the size of Core Bond Fund), and that Core Bond Fund's prospects for increasing its assets were more limited. In this regard, the Board considered that reduced outflows in a larger fund with better prospects for growth could help Core Bond Fund shareholders achieve further economies of scale (see "Economies of Scale" above). The Board also considered the fact that the Merger should allow for a more concentrated distribution effort thereby potentially benefiting both of the Funds.

- POTENTIAL BENEFITS TO THE INVESTMENT MANAGER AND ITS AFFILIATES. The Board also considered the potential benefits from the Merger that could be realized by the investment manager and its affiliates. The Board recognized that the potential benefits to the investment manager consist principally of the elimination of expenses incurred in duplicative efforts to administer separate funds. The Board also noted, however, that shareholders of Core Bond Fund are expected to benefit over time from any decrease in overall operating expense ratios resulting from the Merger.

TAX STATUS OF THE MERGER

The Merger is expected to be tax-free for federal income tax purposes and will not take place unless Core Bond Fund and Diversified Bond Fund receive a satisfactory opinion of tax counsel (which opinion will be based on certain factual representations and certain customary assumptions), to the effect that, although not entirely free from doubt, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder ("Regulations"), current administrative rules, pronouncements and court decisions, for federal income tax purposes:

- The transfer of Core Bond Fund's assets to Diversified Bond Fund in exchange for shares of Diversified Bond Fund and the assumption of Core Bond Fund's liabilities, followed by the distribution of those shares to the separate accounts as shareholders of Core Bond Fund and the termination of Core Bond Fund will be a "reorganization" within the meaning of Section 368(a)(1) of the Code, and Core Bond Fund and Diversified Bond Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 27

- Under Section 361 of the Code, no gain or loss will be recognized by Core Bond Fund upon the transfer of all of its assets to Diversified Bond Fund or on the distribution by Core Bond Fund of shares of Diversified Bond Fund to the separate accounts as shareholders of Core Bond Fund in liquidation.

- Under Section 354 of the Code, the separate accounts as shareholders of Core Bond Fund will not recognize a gain or loss upon the exchange of their shares of Core Bond Fund solely for Diversified Bond Fund shares as part of the Merger.

- Under Section 358 of the Code, the aggregate basis of the shares of Diversified Bond Fund that Core Bond Fund shareholder receives in the Merger will be the same as the aggregate basis of the shares of Core Bond Fund exchanged therefor.

- Under Section 1223(1) of the Code, the holding period for the shares of Diversified Bond Fund that a separate account as a shareholder of Core Bond Fund receives in the Merger will include the period for which it held the shares of Core Bond Fund exchanged therefor, provided that on the date of the exchange it held such Core Bond Fund shares as capital assets.

- Under Section 1032 of the Code, no gain or loss will be recognized by Diversified Bond Fund upon the receipt of Core Bond Fund's assets solely in exchange for the issuance of Diversified Bond Fund's shares to Core Bond Fund and the assumption of all of Core Bond Fund's liabilities by Diversified Bond Fund.

- Under Section 362(b) of Code, Diversified Bond Fund's tax basis in the assets that Diversified Bond Fund receives from Core Bond Fund will be the same as Core Bond Fund's tax basis in those assets immediately prior to the transfer.

- Under Section 1223(2) of the Code, Diversified Bond Fund's holding periods in the assets received from Core Bond Fund will include Core Bond Fund's holding periods in such assets.

- Under Section 381 of the Code, Diversified Bond Fund will succeed to and take into account the items of Core Bond Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and Regulations thereunder.

The opinion will note and distinguish certain published precedent; it is possible that the IRS could disagree with tax counsel's opinion.

Tax counsel will express no view with respect to the effect of the Merger on any transferred assets as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

Prior to the closing of the Merger, Core Bond Fund will, and Diversified Bond Fund may, declare a distribution to shareholders, which together with all previous

 28 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Merger. These distributions will be taxable to shareholders. However, as long as contracts funded through the separate accounts of the insurance company qualify as annuity contracts or life insurance contracts under Section 72 or section 7702(a) of the Code, respectively, any such distributions will not be currently taxable to contract holders and the Merger will not otherwise create any tax liability for contract holders.

The realized and unrealized gains and losses of each Fund at the time of the Merger will determine the extent to which the combining Funds' respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Merger, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Merger.

This description of the federal income tax consequences of the Merger does not take into account shareholders' or contract holders' particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

THE TRANSACTIONS

For purposes of this section, Core Bond Fund is an "Existing Fund" and Diversified Bond Fund is a "New Fund."

TERMS OF THE TRANSACTIONS

The Board has approved the Agreement, a copy of which is attached as Exhibit A. The Agreement provides for each Transaction on the following terms:

- The Reorganization Transactions are expected to occur shortly after shareholders approval and the Merger Transaction is expected to occur in the first quarter of 2008, but any of the Transactions may occur on any date agreed to by the Existing Fund and the New Fund, following shareholder approval.

- The Existing Fund will transfer all of its assets to the New Fund and, in exchange, the New Fund will assume all the Existing Fund's liabilities and will issue shares to the Existing Fund with an aggregate net asset value at the time of the Reorganization equal to the value of the assets of shares that it receives from the Existing Fund, less the liabilities assumed by the New Fund in the Transaction. These shares will immediately be distributed by the Existing Fund to its shareholders in proportion to their holdings in the Existing Fund. As a result, shareholders (contract holders) of the Existing Fund will become shareholders of the New Fund. Contract values that were allocated to subaccounts invested in the Existing Fund will be allocated to subaccounts investing in the New Fund.

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 29

- Neither the Existing Fund nor the contract owners whose contract values are allocated to subaccounts investing in the Existing Fund will pay any sales charge in connection with the Reorganization.

- The net asset value of the Existing Fund and the New Fund will be computed as of 3:00 p.m. Central time, on the business day immediately preceding the closing date.

- After the Reorganization, the Existing Fund will be terminated.

- After the Merger, Core Bond Fund will be terminated.

CONDITIONS TO CLOSING EACH TRANSACTION

The completion of each Transaction is subject to certain conditions described in the Agreement, including:

- The Existing Fund will have declared and paid a dividend that will distribute all of the Fund's taxable income, if any, to the shareholders (the separate accounts) of the Fund for the taxable years ending at or prior to the closing.

- The Funds will have received any approvals, consents or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.

- A registration statement on Form N-14 will have been filed with the SEC and declared effective.

- The contract owners of the Existing Fund will have approved the Agreement.

- In the case of each Reorganization, the Existing Fund will have received an opinion of tax counsel that the proposed Reorganization will result in no gain or loss being recognized by any contract owner.

TERMINATION OF THE AGREEMENT

The Agreement and the transactions contemplated by it may be terminated and abandoned with respect to any Transaction by resolutions of the Board of the Existing Fund or the New Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Existing Fund or the New Fund or any of their affiliates.

BOARDS' DETERMINATIONS

After considering the factors described above and other relevant information, at meetings held on July 10-12, 2007, Sept. 10-11, 2007, and Nov. 7-8, 2007, each
Existing Fund Board, including a majority of the independent Board members, found that participation in the Transaction is in the best interests of each Existing Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Transaction.


The Board of Directors/Trustees of each New Fund approved the Agreement at a meeting held on Sept. 10-11, 2007. Among other factors, the Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the

 30 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

Reorganization. The Board found that participation in each Reorganization is in the best interests of the New Fund and that the interests of existing shareholders of the New Fund will not be diluted as a result of the Reorganization.

RECOMMENDATION AND VOTE REQUIRED

The Board recommends that shareholders approve the proposed Agreement. The Agreement must be approved by a majority of the voting power of the shares presented and entitled to vote. If the Agreement is not approved, the Board will consider what further action should be taken.

PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Reference to the "Fund" in this section is a reference to each Existing Fund and Core Bond Fund.

VOTING. You are entitled to vote based on your total dollar interest in the subaccount investing in the Fund. Each dollar is entitled to one vote. The shares will be voted as you instruct your insurance company either by telephone, internet or mail. Signed instruction cards returned without instructions will be voted in favor of all proposals of Fund(s) for which you are entitled to vote.

The corporation of which the fund is part issues several series of common stock. Each series is a separate fund. With respect to the Reorganization and, for shareholders of RiverSource Variable Portfolio - Core Bond Fund, the Merger, you vote together with the owners of the shares in your fund.

As the owner of a variable annuity contract or variable life insurance policy, you have the right to instruct your insurance company how to vote the Variable Portfolio Fund shares held under your annuity contract or life insurance policy. You do this by voting yourself. Your insurance company will vote any Fund shares for which it does not receive voting instructions in proportionately the same manner - either For, Against, or Abstain - as shares for which it does receive instructions.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain).

REVOKING YOUR PROXY. If you change your mind after you vote and you can attend the meeting, simply inform the Secretary at the meeting that you will be voting in person. Also, if you change your mind after you vote but cannot attend the meeting, you may change your vote or revoke it by telephone, internet or mail.

SIMULTANEOUS MEETINGS. The meeting will be held simultaneously with meetings of other RiverSource Funds. Each proposal will be voted on separately by shareholders of a corporation or trust or by shareholders of a Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of a Fund's meeting to a time immediately after the simultaneous meetings so that a meeting of that Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 31 consideration the reasons for the objection in deciding whether to vote in favor of the adjournment.

SOLICITATION OF PROXIES. The Board is asking for your vote and for you to vote as promptly as possible. The investment manager and its affiliates will pay the expenses of the solicitation. Supplementary solicitations may be made by mail, telephone, electronic means or personal contact.

CONTRACT HOLDER PROPOSALS. No proposals were received from contract holders. The RiverSource Funds are not required to hold regular meetings each year. However, meetings of shareholders are held from time to time and proposals of shareholders that are intended to be presented at future meetings must be submitted in writing to the RiverSource Funds in reasonable time prior to the solicitation of proxies for the meeting.

DISSENTERS' RIGHT OF APPRAISAL. Under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act, Fund shareholders are entitled to assert dissenters' rights in connection with the Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions is attached as Exhibit B.

Notwithstanding the provisions of Minnesota law, the SEC has taken the position that use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

OTHER BUSINESS. The Board does not know at this time of any other business to come before the meetings. If something does come up, the proxies will use their best judgment to vote for you on the matter.

ADJOURNMENT. In the event that not enough votes are received by the time scheduled for the meeting, the persons named as proxies may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of contract holders on the proposals. Any adjournment requires the affirmative vote of a majority of the voting power of the shares present at the meeting. The persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposals. They will vote against any adjournment those shares that have voted against the proposal. The investment manager and its affiliates will pay the costs of

 32 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT any additional solicitation and of any adjourned meeting. A vote may be taken on one or more of the items in this proxy statement prior to adjournment if sufficient votes have been received.

SHARES OUTSTANDING AND ENTITLED TO VOTE AND OWNERSHIP OF FUND SHARES

SHARES OUTSTANDING AND ENTITLED TO VOTE

The following table provides the shares outstanding and entitled to vote at the Meeting as of Sept. 30, 2007.


                                                                     NET ASSET VALUE       SHARES
FUND                                                 NET ASSETS      PER SHARE           OUTSTANDING
 RiverSource Variable Portfolio -- Balanced
 Fund                                              $1,879,138,956        $15.72           119,522,224
 RiverSource Variable Portfolio -- Cash
 Management Fund                                    1,324,483,154          1.00         1,324,956,572
 RiverSource Variable Portfolio -- Core Bond
 Fund                                                  87,608,346          9.79             8,947,416
 RiverSource Variable Portfolio -- Core Equity
 Fund                                                 402,189,699         10.91            36,871,014
 RiverSource Variable Portfolio -- Diversified
 Bond Fund                                          3,976,199,576         10.44           380,991,589
 RiverSource Variable Portfolio -- Diversified
 Equity Income Fund                                 4,129,801,263         17.00           242,929,925
 RiverSource Variable Portfolio -- Emerging
 Markets Fund                                         906,505,436         21.34            42,473,266
 RiverSource Variable Portfolio -- Fundamental
 Value Fund                                           681,501,257         11.44            59,551,960
 RiverSource Variable Portfolio -- Global Bond
 Fund                                               1,211,622,281         11.22           108,014,240
 RiverSource Variable Portfolio -- Global
 Inflation Protected Securities Fund                  717,214,155          9.94            72,188,108
 RiverSource Variable Portfolio -- Growth Fund        686,283,944          8.09            84,870,944
 RiverSource Variable Portfolio -- High Yield
 Bond Fund                                          1,117,439,310          6.71           166,595,048
 RiverSource Variable Portfolio -- Income
 Opportunities Fund                                   661,678,542         10.11            65,440,303
 RiverSource Variable
 Portfolio -- International Opportunity Fund        1,267,617,889         14.81            85,614,617
 RiverSource Variable Portfolio -- Large Cap
 Equity Fund                                        3,356,663,687         26.78           125,353,171
 RiverSource Variable Portfolio -- Large Cap
 Value Fund                                            25,799,863         12.79             2,017,061
 RiverSource Variable Portfolio -- Mid Cap
 Growth Fund                                          634,418,628         13.08            48,518,526
 RiverSource Variable Portfolio -- Mid Cap
 Value Fund                                           332,133,110         15.29            21,725,547
 RiverSource Variable Portfolio -- S&P 500
 Index Fund                                           405,954,754         10.23            39,701,800
 RiverSource Variable Portfolio -- Select Value
 Fund                                                  31,162,608         12.44             2,505,572
 RiverSource Variable Portfolio -- Short
 Duration U.S. Government Fund                        474,183,940         10.18            46,564,370
 RiverSource Variable Portfolio -- Small Cap
 Advantage Fund                                       185,130,530         12.66            14,620,439
 RiverSource Variable Portfolio -- Small Cap
 Value Fund                                           986,703,944         14.68            67,219,638

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT 33

OWNERSHIP OF FUND SHARES

The following table provides information on shareholders who owned more than 5% of each Fund's outstanding shares as of Sept. 30, 2007. As of Sept. 30, 2007, officers and directors of a Fund as a group owned less than 1% of the outstanding shares of a Fund.

ACTUAL AND PRO FORMA OWNERSHIP OF FUND SHARES


                                                                                     PERCENT OF
                                                                                     SHARES HELD
                                                                                     FOLLOWING THE
                                                                   PERCENT OF        REORGANIZATION
FUND                                                  5% OWNERS    SHARES HELD       OR MERGER
 RiverSource Variable Portfolio -- Balanced Fund         (1)            100%              100%
 RiverSource Variable Portfolio -- Cash Management
 Fund                                                    (1)            100%              100%
 RiverSource Variable Portfolio -- Core Bond Fund        (1)            100%              100%
 RiverSource Variable Portfolio -- Core Equity
 Fund                                                    (1)            100%              100%
 RiverSource Variable Portfolio -- Diversified
 Bond Fund                                               (1)            100%              100%
 RiverSource Variable Portfolio -- Diversified
 Equity Income Fund                                      (1)            100%              100%
 RiverSource Variable Portfolio -- Emerging
 Markets Fund                                            (1)            100%              100%
 RiverSource Variable Portfolio -- Fundamental
 Value Fund                                              (1)            100%              100%
 RiverSource Variable Portfolio -- Global Bond
 Fund                                                    (1)            100%              100%
 RiverSource Variable Portfolio -- Global
 Inflation Protected Securities Fund                     (1)            100%              100%
 RiverSource Variable Portfolio -- Growth Fund           (1)            100%              100%
 RiverSource Variable Portfolio -- High Yield Bond
 Fund                                                    (1)            100%              100%
 RiverSource Variable Portfolio -- Income
 Opportunities Fund                                      (1)            100%              100%
 RiverSource Variable Portfolio -- International
 Opportunity Fund                                        (1)            100%              100%
 RiverSource Variable Portfolio -- Large Cap
 Equity Fund                                             (1)            100%              100%
 RiverSource Variable Portfolio -- Large Cap Value
 Fund                                                    (1)            100%              100%
 RiverSource Variable Portfolio -- Mid Cap Growth
 Fund                                                    (1)            100%              100%
 RiverSource Variable Portfolio -- Mid Cap Value
 Fund                                                    (1)            100%              100%
 RiverSource Variable Portfolio -- S&P 500 Index
 Fund                                                    (1)            100%              100%
 RiverSource Variable Portfolio -- Select Value
 Fund                                                    (1)            100%              100%
 RiverSource Variable Portfolio -- Short Duration
 U.S. Government Fund                                    (1)            100%              100%
 RiverSource Variable Portfolio -- Small Cap
 Advantage Fund                                          (1)            100%              100%
 RiverSource Variable Portfolio -- Small Cap Value
 Fund                                                    (1)            100%              100%

(1) RiverSource Life Insurance Company (RiverSource Life) and its subsidiaries are the record holders of all outstanding shares of the Funds. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life and its subsidiaries disclaimed beneficial ownership of all shares of the Funds.

 34 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization dated as of [          ] (the
"Agreement") is between each selling entity identified in Schedules A, B and C hereto (each a "Selling Corporation")(1), on behalf of each series thereof identified in Schedules A, B and C hereto as a Selling Fund (each a "Selling Fund"), the corresponding buying entity identified in Schedules A, B and C hereto (the "Buying Trust")(2), on behalf of each series thereof identified in Schedules A, B and C hereto as the corresponding Buying Fund (each a "Buying Fund"), and RiverSource Investments, LLC (solely for the purposes of Sections 3c and 11 of this Agreement).

This Agreement and Plan of Reorganization addresses three sets of reorganizations, the "RIC Redomiciling Reorganizations" identified in Schedule A, the "Non-RIC Redomiciling Reorganizations" identified in Schedule B, and the "Core Bond-Diversified Bond Fund Reorganization" identified in Schedule C.

This Agreement shall be treated as if each reorganization between a Selling Fund and its corresponding Buying Fund contemplated hereby had been the subject of a separate agreement.

In consideration of their mutual promises, the parties agree as follows:

1. CONTRACT HOLDER APPROVAL. Each Selling Fund will call a meeting of its contract holders for the purpose of approving the Agreement and the transactions it contemplates (each a "Reorganization"). Each Buying Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the corresponding Selling Fund.

2.  REORGANIZATION.

    a. PLAN OF REORGANIZATION. The RIC Redomiciling Reorganizations and the Core Bond - Diversified Bond Fund Reorganization will be reorganizations

---------------

(1) As noted in Schedule C, the Selling Corporation for the Core
    Bond - Diversified Bond Fund Reorganization will be either RiverSource Variable Portfolio - Income Series, Inc., a Minnesota corporation on behalf of its series, RiverSource Variable Portfolio - Core Bond Fund (in the event that shareholders of the RiverSource Variable Portfolio - Core Bond Fund do not approve the RIC Redomiciling Reorganization of their fund described in Schedule A) or RiverSource Variable Series Trust, on behalf of its series RiverSource Variable Portfolio - Core Bond (in the event that shareholders of the RiverSource Variable Portfolio - Core Bond Fund approve the RIC Redomiciling Reorganization of their fund described in Schedule A).

(2) As noted in Schedule C, the Buying Trust will be either RiverSource Variable Portfolio - Income Series, Inc., a Minnesota corporation on behalf of its series, RiverSource Variable Portfolio - Diversified Bond Fund (in the event that shareholders of the RiverSource Variable Portfolio - Diversified Bond Fund do not approve the RIC Redomiciling Reorganization of their fund described in Schedule A), or RiverSource Variable Portfolio - Diversified Bond Fund, a series of RiverSource Variable Series Trust in the event that shareholders of the RiverSource Variable Portfolio - Diversified Bond Fund approve the RIC Redomiciling reorganization of their fund described in Schedule A.

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT A.1 within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). The Non-RIC Redomiciling Reorganizations will be liquidations of the relevant Selling Fund into the Relevant Buying Fund for federal income tax purposes. It is intended that the Plans of Reorganization for the Non-RIC Redomiciling Reorganizations will also serve as Plans of Liquidations for federal income tax purposes. At the Closing, each relevant Selling Corporation will convey all of the assets of each relevant Selling Fund to the corresponding relevant Buying Fund. Each relevant Buying Fund will assume all liabilities of the corresponding relevant Selling Fund. At the Closing, the Buying Trust will deliver shares of each relevant Buying Fund, including fractional shares, to the corresponding Selling Corporation. The number of shares will be determined by dividing the value of the net assets of shares of each relevant Selling Fund, computed as described in paragraph 3(a), by the net asset value of one share of the corresponding relevant Buying Fund, computed as described in paragraph 3(b). Each relevant Selling Fund will not pay a sales charge on the receipt of the corresponding relevant Buying Fund's shares in exchange for the assets of such relevant Selling Fund. In addition, the separate account shareholders of each relevant Selling Fund will not pay a sales charge on distribution to them of shares of the corresponding relevant Buying Fund.

    b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of contract holders of each Selling Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree.

3.  VALUATION OF NET ASSETS.

    a. The net asset value of shares of each Selling Fund will be computed as of the close of regular trading on the NYSE on the business day immediately preceding the day of Closing (the "Valuation Date") using the valuation procedures in the corresponding Buying Fund's prospectus.

    b. The net asset value per share of shares of each Buying Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in each Buying Fund's prospectus.

    c. At the Closing, each Selling Fund will provide the corresponding Buying Fund with a copy of the computation showing the valuation of the net asset value per share of shares of such Selling Fund on the Valuation Date. Each Buying Fund will provide the corresponding Selling Fund with a copy of the computation showing the determination of the net asset value per share of shares of such Buying Fund on the Valuation Date. Both

 A.2 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT computations will be certified by an officer of RiverSource Investments, LLC, the investment manager.

4.  LIQUIDATION AND DISSOLUTION OF THE SELLING FUND.

    a. As soon as practicable after the Valuation Date, each Selling Corporation will liquidate each Selling Fund and distribute shares of each class of the corresponding Buying Fund to such Selling Fund's shareholders of record of such class. Each Buying Fund will establish shareholder accounts in the names of each corresponding Selling Fund shareholder, representing the respective pro rata number of full and fractional shares of such class the Buying Fund due to each shareholder. All issued and outstanding shares of each Selling Fund will simultaneously be cancelled on the books of each Selling Corporation. Each Buying Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the corresponding Selling Corporation.

    b. Immediately after the Valuation Date, the share transfer books of each Selling Corporation relating to each Selling Fund will be closed and no further transfer of shares will be made.

    c. Promptly after the distribution, each Buying Fund or its transfer agent will notify each shareholder of the corresponding Selling Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.

    d. As promptly as practicable after the liquidation of each Selling Fund, and in no event later than twelve months from the date of the Closing, each Selling Fund will be dissolved.

5.  REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE BUYING TRUST.

With respect to each Reorganization, the Buying Trust represents and warrants to the corresponding Selling Fund as follows:

    a. Organization, Existence, etc. The Buying Trust is a Massachusetts business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts (for the Core Bond - Diversified Bond Fund Reorganization, in the event that shareholders of the RiverSource Variable Portfolio - Diversified Bond Fund do not approve the RIC Redomiciling Reorganization of their fund described in Schedule A, the Buying Trust is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted).

    b. Registration as Investment Company. The Buying Fund is a series of the Buying Trust, registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT A.3

    c. Capitalization. The beneficial interest in the Buying Trust shall at all times be divided into an unlimited number of shares, without par value (for the Core Bond - Diversified Bond Fund Reorganization, in the event that shareholders of the RiverSource Variable Portfolio - Diversified Bond Fund do not approve the RIC Redomiciling Reorganization of their fund described in Schedule A, the Buying Trust has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share). For each Reorganization other than the Core Bond - Diversified Bond Fund Reorganization, the Buying Trust was formed for the purpose of the Redomiciling Reorganizations, and has no shares of beneficial interest issued and outstanding. All of the outstanding shares of the Buying Trust will be duly authorized and will be validly issued, fully paid and non-assessable. Since the Buying Fund will be engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

    d. Financial Statements. For the Core Bond - Diversified Bond Fund Reorganization, the audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Buying Fund Financial Statements"), fairly present the financial position of the Buying Fund and the results of its operations and changes in its net assets for the periods shown.

    e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

    f. Authority Relative to the Agreement. The Buying Trust has the power to enter into and carry out the obligations described in this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Trustees of Buying Trust and no other proceedings by the Buying Trust or the Buying Fund are necessary.

    g. No Violation. The Buying Trust is not in violation of its Agreement and Declaration of Trust or By-Laws (the "Charter Documents") or in default in the performance of any material agreement to which it is a party (for the Core Bond - Diversified Bond Fund Reorganization described in Schedule C, in the event that shareholders of the RiverSource Variable Portfolio - Diversified Bond Fund do not approve the RIC Redomiciling Reorganization of their fund described in Schedule A, the Buying Fund is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party). The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Buying Fund is subject. The transactions will not result in any violation of the

 A.4 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT provisions of the Charter Documents or Articles, as the case may be, or any law, administrative regulation or administrative or court decree applicable to the Buying Fund.

    h. Liabilities. The Buying Fund has no liabilities other than liabilities previously disclosed to the Selling Fund. For the Core
        Bond - Diversified Bond Fund Reorganization, the Buying Fund has no liabilities other than liabilities disclosed in the Buying Fund Financial Statements, liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or liabilities previously disclosed to the Selling Fund, none of which has been materially adverse to the business, assets or results of operation of the Buying Fund.

    i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Buying Fund, threatened, that would materially and adversely affect the Buying Fund or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Buying Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and the Buying Fund is not a party to or subject to the provisions of any order, decree or judgment.

    j. Contracts. Except for contracts and agreements previously disclosed to the Selling Corporation, the Buying Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

    k. Regulated Investment Company Qualification. With respect to each RIC Redomiciling Reorganization, the Buying Fund intends to meet the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code in respect of each taxable year beginning with the commencement of operations on the Closing Date. With respect to each RIC Redomiciling Reorganization, each Buying Fund intends to comply in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders and to avoid any potential material penalties that could be imposed thereunder. With respect to the Core Bond - Diversified Bond Fund Reorganization, in the event that shareholders of the RiverSource Variable
        Portfolio - Diversified Bond Fund do not approve the RIC Redomiciling Reorganization of their fund described in Schedule A, the Buying Fund will have qualified as a regulated investment company under the Internal Revenue Code with respect to its first taxable year since commencement of its operations and will qualify as a regulated investment company at all times through

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT A.5

        Closing, and in the event that the shareholders of RiverSource Variable Portfolio - Diversified Bond Fund do approve the RIC Redomiciling Reorganization of their fund described in Schedule A, the Buying Fund will intend to qualify as a regulated investment company under the Internal Revenue Code with respect to its first taxable year.

    l. Taxes. Except with respect to the Core Bond - Diversified Bond Fund Reorganization, as of the Closing, no federal or state tax returns of a Buying Fund will have been required by law to be filed and no federal or state taxes will be due; each Buying Fund will not have been required to pay any assessments; and each Buying Fund will not have any tax liabilities. Consequently, each Buying Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and each Buying Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. For Core Bond - Diversified Bond Fund Reorganization, the Buying Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed, (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Selling Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Selling Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    m. Registration Statement. With respect to the Core Bond - Diversified Bond Fund Reorganization, the Buying Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Selling Fund for use in the Registration Statement.

    n. Business Activities. With respect to each RIC Redomiciling Reorganization and each Non-RIC Redomiciling Reorganization, and the Core Bond Fund - Diversified Bond Fund Reorganization in the event that shareholders of the RiverSource Variable Portfolio - Diversified Bond Fund do approve the RIC Redomiciling Reorganization of their fund described in Schedule A, the Buying Fund will not carry on any business

 A.6 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT activities between the date hereof and the Closing Date, it being understood that the Buying Fund was formed solely for the purpose of consummating the corresponding Reorganization. With respect to the Core Bond - Diversified Bond Fund Reorganization, in the event that shareholders of the RiverSource Variable Portfolio - Diversified Bond Fund do not approve the RIC Redomiciling Reorganization of their fund described in Schedule A, the Buying Fund will operate its business in the ordinary course between the Closing Date of that Redomiciling Reorganization and the Closing Date of the Core Bond - Diversified Bond Fund Reorganization, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any other distribution that may be advisable.

6.  REPRESENTATIONS, WARRANTIES AND COVENANTS OF EACH SELLING CORPORATION.

With respect to each Reorganization, the Selling Corporation represents and warrants to the corresponding Buying Fund as follows:

    a. Organization, Existence, etc. The Selling Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted (for the Core Bond - Diversified Bond Fund Reorganization described in Schedule C, in the event that shareholders of RiverSource Variable Portfolio - Core Bond Fund approve the RIC Redomiciling Reorganization of their fund described in Schedule A, the Selling Corporation is a Massachusetts business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts).

    b. Registration as Investment Company. The Selling Fund is a series of its corresponding Selling Corporation, registered under the 1940 Act as an open-end, management investment company.

    c. Capitalization. The Selling Corporation has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share (for the Core Bond - Diversified Bond Fund Reorganization described in Schedule C, in the event that shareholders of RiverSource Variable Portfolio - Core Bond Fund approve the RIC Redomiciling Reorganization of their fund described in Schedule A, the beneficial interest of the Selling Corporation shall at all times be divided into an unlimited number of shares, without par value). All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Selling Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

    d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Selling Fund Financial Statements"), fairly

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT A.7 present the financial position of the Selling Fund, and the results of its operations and changes in its net assets for the periods shown.

    e. Authority Relative to the Agreement. The Selling Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors or the Board of Trustees, as the case may be, of the Selling Corporation and no other proceedings by the Selling Corporation or the corresponding Selling Fund are necessary.

    f. No Violation. The Selling Corporation is not in violation of its Articles or in default in the performance of any material agreement to which it is a party (for the Core Bond - Diversified Bond Fund Reorganization described in Schedule C, in the event that shareholders of RiverSource Variable Portfolio - Core Bond Fund approve the RIC Redomiciling Reorganization of their fund described in Schedule A, the Selling Corporation is not in violation of its Charter Documents). The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which each Selling Fund is subject. The transactions will not result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to each Selling Fund.

    g. Liabilities. The Selling Fund has no liabilities other than liabilities disclosed in the Selling Fund Financial Statements, liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or liabilities previously disclosed to the Buying Fund, none of which has been materially adverse to the business, assets or results of operation of the corresponding Selling Fund.

    h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Selling Fund, threatened, that would materially and adversely affect the Selling Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

    i. Contracts. Except for contracts and agreements previously disclosed to the Buying Trust, the Selling Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

    j. Regulated Investment Company Qualification. With the exception of the Selling Fund in the Core Bond - Diversified Bond Fund Reorganization in the event that the shareholders of RiverSource Variable Portfolio -

 A.8 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

        Diversified Bond Fund do approve the RIC Redomiciling Reorganization of their fund described in Schedule A, each Selling Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations and will qualify as regulated investment company at all times through the Closing. Each Selling Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders and is not liable for any material penalties that could be imposed thereunder.

    k. Taxes. As of the Closing, each Selling Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed, (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received,
        (iii) have adequately provided for all tax liabilities on its books,
        (iv) except as disclosed to the corresponding Buying Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the corresponding Buying Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    l. Fund Securities. All securities listed in the schedule of investments of each Selling Fund as of the Closing will be owned by such Selling Fund free and clear of any encumbrances, except as indicated in the schedule.

    m. Registration Statement. With respect to the Core Bond - Diversified Bond Fund Reorganization described in Schedule C, the Selling Fund will cooperate with the corresponding Buying Fund and will furnish information relating to the Selling Corporation and the Selling Fund required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement, as it relates to the Selling Corporation or the Selling Fund listed, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Selling Corporation or the Selling Fund for use in the Registration Statement.

    n. Provision of Books and Records. The Selling Fund will provide its books and records to the corresponding Buying Fund for purposes of preparing any tax returns required by law to be filed after the Closing date, including (1) the tax return for the period ending on the Closing date, and (2) the tax

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT A.9 return for the period beginning the date after the Closing and ending the earlier of the current fiscal year-end of the Buying Fund and the taxable year end chosen by the corresponding Buying Fund following each Reorganization.

    o. Business Activities. The Selling Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any other distribution that may be advisable.

7. CONDITIONS TO OBLIGATIONS OF THE BUYING TRUST. The obligations of the Buying Trust with respect to each Reorganization are subject to the satisfaction of the following conditions:

    a. Contract Holder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

    b. Representations, Warranties and Agreements. The Selling Corporation and the corresponding Selling Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Selling Corporation will provide a certificate to the Buying Fund confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the corresponding Selling Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of each Selling Corporation, and delivered to the Buying Fund on or prior to the last business day before the Closing.

    c.  Regulatory Approvals.

       - The Registration Statement referred to in Sections 5(m) and 6(m) will be effective and no stop orders under the 1933 Act will have been issued.

       - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

    d. Opinion of Counsel. The Buying Trust will have received an opinion of counsel for the Selling Corporation, dated as of the Closing, to the effect that: (i) the Selling Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota (for the Core Bond - Diversified Bond Fund Reorganization described in Schedule C in the event that shareholders of RiverSource Variable Portfolio - Core Bond Fund approve the RIC Redomiciling Reorganization of their fund described in Schedule A, the Selling Corporation is a Massachusetts

 A.10 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts); (ii) each Selling Fund is a series of the corresponding Selling Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of each Selling Corporation and each Selling Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, each Selling Corporation.

    e. Declaration of Dividend. With respect to the Non-RIC Redomiciling Reorganizations and the Core Bond - Diversified Bond Fund Reorganization, each Selling Fund, prior to the Closing, has declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to each Selling Fund shareholders
        (i) all of the excess of (x) each Selling Fund's investment income excludable from gross income under Section 103 of the Code over (y) each Selling Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of each Selling Fund's investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid) and (iii) all of each Selling Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.

8. CONDITIONS TO OBLIGATIONS OF THE SELLING CORPORATION. The obligations of the Selling Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

    a. Contract Holder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

    b. Representations, Warranties and Agreements. The Buying Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Buying Trust will provide a certificate to the Selling Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the corresponding Buying Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Buying Trust, and delivered to the Selling Fund on or prior to the last business day before the Closing.

    c.  Regulatory Approvals.

                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT A.11

       - The Registration Statement referred to in Sections 5(m) and 6(m) will be effective and no stop orders under the 1933 Act will have been issued.

       - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

    d.  Opinion of Counsel.

       - The Selling Corporation will have received the opinion of counsel for the Buying Trust, dated as of the Closing, to the effect that: (i) the Buying Trust is a corporation duly organized and validly existing under the laws of the state of Minnesota (for the Core Bond - Diversified Bond Fund Reorganization described in Schedule C, in the event that shareholders of RiverSource Variable Portfolio - Core Bond Fund approve the RIC Redomiciling Reorganization of their fund described in Schedule A, the Buying Trust is a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts); (ii) the Buying Fund is a series of the Buying Trust, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the Buying Trust and this Agreement has been duly executed by, and is a valid and binding obligation of, the Buying Trust; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of the Buying Fund.

9. CONDITIONS TO OBLIGATIONS OF EACH OF THE SELLING CORPORATION AND THE BUYING TRUST.

  The obligations of each of the Selling Corporation and the Buying Trust with respect to each Reorganization are subject to the satisfaction of the following conditions:

    a. Tax Opinion. With respect to each RIC Redomiciling Reorganization and the Core Bond - Diversified Bond Fund Reorganization, each Selling Fund shall have received a favorable opinion of Ropes & Gray LLP satisfactory to each Selling Fund, and each Buying Fund shall have received a favorable opinion of Ropes & Gray LLP satisfactory to each Buying Fund, each substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

       - The transactions contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and each Selling Fund and the corresponding Buying Fund will each be "a

 A.12 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT party to a reorganization" within the meaning of Section 368(b) of the Code;

       - No gain or loss will be recognized by each Selling Fund upon the transfer of its assets to the corresponding Buying Fund in exchange for the acquisition shares or upon the distribution of the acquisition shares by such Selling Fund to its shareholders in liquidation, as contemplated in paragraph 1 hereof;

       - No gain or loss will be recognized by each Buying Fund upon receipt of the assets of the corresponding Selling Fund in exchange for acquisition shares and the assumption by each Buying Fund of the liabilities of such Selling Fund as contemplated in paragraph 1 hereof;

       - The basis in the hands of each Buying Fund of the assets of each Selling Fund transferred to the Buying Fund in the Reorganization will be the same as the basis of such assets in the hands of such Selling Fund immediately prior to the transfer;

       - The holding periods of the assets of each Selling Fund in the hands of each Buying Fund will include the periods during which such assets were held by each Selling Fund;

       - No gain or loss will be recognized by each Selling Fund's shareholders upon the exchange of their shares of each Selling Fund for the acquisition shares;

       - The aggregate basis of the acquisition shares each Selling Fund shareholder receives in connection with the Reorganization will be the same as the aggregate basis of his or her Selling Fund's shares exchanged therefor;

       - Each Selling Fund shareholder's holding period for the acquisition shares will be determined by including the period for which he or she held the Selling Fund's shares exchanged therefor, provided that the shareholder held such Selling Fund's shares as capital assets; and

       - Each Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

    b. Tax Opinion. With respect to each Non-RIC Redomiciling Reorganization identified in Schedule B, the Selling Fund shall have received a favorable opinion of Ropes & Gray LLP satisfactory to each Selling Fund, and each Buying Fund shall have received a favorable opinion of Ropes & Gray LLP satisfactory to each Buying Fund, each substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations

                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT A.13 promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

       The Selling Fund's distribution (in a form qualifying for the deduction for dividends paid) of any gain the Selling Fund recognizes in the Non-RIC Redomiciling Reorganization will eliminate any tax liability of the Selling Fund on such gain.

       The opinions will be based on certain factual certifications made by officers of the Selling Fund and the corresponding Buying Fund and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above.

       Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

10. AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS.

    a. This Agreement may be amended in writing if authorized by the respective Boards of Directors/Trustees. The Agreement may be amended at any time before or after approval by the shareholders of each Selling Fund.

    b. At any time prior to the Closing, any of the parties may waive in writing (i) any inaccuracies in the representations and warranties made to it and (ii) compliance with any of the covenants or conditions made for its benefit.

    c. Each party hereto may terminate this Agreement at any time prior to the Closing by notice to the other party if a material condition to its performance or a material covenant of the other party is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the other party and is not cured.

    d. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of each Selling Fund, without any liability on the part of either party or its respective directors, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on December 31, 2008, or a later date agreed upon by the parties, if the Closing is not on or prior to that date.

    e. The representations, warranties and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

 A.14 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

11. EXPENSES.

    RiverSource Investments, LLC and its affiliates will pay all solicitation expenses in order to achieve shareholder approval of each Reorganization whether or not the Reorganization is completed and will bear the other costs of effecting each Reorganization (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with a Reorganization).

12. GENERAL.

    a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

    b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

13. INDEMNIFICATION.

    Each party will indemnify and hold the other and its officers and directors (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Indemnitee's position.

14. NON-RECOURSE.

    A copy of the Declaration of Trust of RiverSource Variable Series Trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of such fund shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the relevant Acquiring Fund.

                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT A.15

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

RIVERSOURCE VARIABLE PORTFOLIO -- INCOME SERIES, INC., on behalf of
  RiverSource Variable Portfolio -- Core Bond Fund
  RiverSource Variable Portfolio -- Diversified Bond Fund
  RiverSource Variable Portfolio -- Global Bond Fund
  RiverSource Variable Portfolio -- Global Inflation Protected Securities Fund RiverSource Variable Portfolio -- High Yield Bond Fund
  RiverSource Variable Portfolio -- Income Opportunities Fund
  RiverSource Variable Portfolio -- Short Duration U.S. Government Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO -- INVESTMENT SERIES, INC., on behalf of
  RiverSource Variable Portfolio -- Emerging Markets Fund
  RiverSource Variable Portfolio -- Growth Fund
  RiverSource Variable Portfolio -- International Opportunity Fund RiverSource Variable Portfolio -- Large Cap Equity Fund
  RiverSource Variable Portfolio -- Large Cap Value Fund
  RiverSource Variable Portfolio -- Mid Cap Growth Fund
  RiverSource Variable Portfolio -- Mid Cap Value Fund
  RiverSource Variable Portfolio -- S&P 500 Index Fund
  RiverSource Variable Portfolio -- Small Cap Advantage Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO -- MANAGED SERIES, INC., on behalf of
  RiverSource Variable Portfolio -- Balanced Fund
  RiverSource Variable Portfolio -- Diversified Equity Income Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

 A.16 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

RIVERSOURCE VARIABLE PORTFOLIO -- MANAGERS SERIES, INC., on behalf of
  RiverSource Variable Portfolio -- Fundamental Value Fund
  RiverSource Variable Portfolio -- Select Value Fund
  RiverSource Variable Portfolio -- Small Cap Value Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO -- MONEY MARKET SERIES, INC., on behalf of
  RiverSource Variable Portfolio -- Cash Management Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO -- SELECT SERIES INC., on behalf of
  RiverSource Variable Portfolio -- Core Equity Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT A.17

RIVERSOURCE VARIABLE SERIES TRUST, on behalf of
  RiverSource Variable Portfolio -- Balanced Fund
  RiverSource Variable Portfolio -- Cash Management Fund
  RiverSource Variable Portfolio -- Core Bond Fund
  RiverSource Variable Portfolio -- Core Equity Fund
  RiverSource Variable Portfolio -- Diversified Bond Fund
  RiverSource Variable Portfolio -- Diversified Equity Income Fund
  RiverSource Variable Portfolio -- Emerging Markets Fund
  RiverSource Variable Portfolio -- Fundamental Value Fund
  RiverSource Variable Portfolio -- Global Bond Fund
  RiverSource Variable Portfolio -- Global Inflation Protected Securities Fund RiverSource Variable Portfolio -- Growth Fund
  RiverSource Variable Portfolio -- High Yield Bond Fund
  RiverSource Variable Portfolio -- Income Opportunities Fund
  RiverSource Variable Portfolio -- International Opportunity Fund
  RiverSource Variable Portfolio -- Large Cap Equity Fund
  RiverSource Variable Portfolio -- Large Cap Value Fund
  RiverSource Variable Portfolio -- Mid Cap Growth Fund
  RiverSource Variable Portfolio -- Mid Cap Value Fund
  RiverSource Variable Portfolio -- S&P 500 Index Fund
  RiverSource Variable Portfolio -- Select Value Fund
  RiverSource Variable Portfolio -- Short Duration U.S. Government Fund RiverSource Variable Portfolio -- Small Cap Advantage Fund
  RiverSource Variable Portfolio -- Small Cap Value Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

The undersigned is a party to this Agreement for the purposes of Section 3c and 11 only.

RIVERSOURCE INVESTMENTS, LLC

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

 A.18 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

                                                                        SCHEDULE
A
RIC REDOMICILING REORGANIZATIONS

--------------------------------------------------------------------------------------------
SELLING ENTITY                SELLING FUNDS                       BUYING ENTITY
                                                      (each a series of RiverSource Variable
                                                                  Series Trust)
--------------------------------------------------------------------------------------------
RiverSource
Variable
Portfolio -- Income
Series, Inc.
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio -- Core
                      Portfolio -- Core Bond Fund     Bond Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio --
                      Portfolio -- Diversified Bond   Diversified Bond Fund
                      Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio --
                      Portfolio -- Global Bond Fund   Global Bond Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio --
                      Portfolio -- Global Inflation   Global Inflation Protected Securities
                      Protected Securities Fund       Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio -- High
                      Portfolio -- High Yield Bond    Yield Bond Fund
                      Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio --
                      Portfolio -- Income             Income Opportunities Fund
                      Opportunities Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable
                      Portfolio -- Short Duration     Portfolio -- Short Duration U.S.
                      U.S. Government Fund            Government Fund
--------------------------------------------------------------------------------------------
RiverSource
Variable
Portfolio -- Investment
Series, Inc.
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio --
                      Portfolio -- Emerging Markets   Emerging Markets Fund
                      Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio --
                      Portfolio -- International      International Opportunity Fund
                      Opportunity Fund
--------------------------------------------------------------------------------------------
RiverSource
Variable
Portfolio -- Money
Market Series, Inc
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio -- Cash
                      Portfolio -- Cash Management    Management Fund
                      Fund
--------------------------------------------------------------------------------------------

                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT A.19

                                                                      SCHEDULE B

NON-RIC REDOMICILING REORGANIZATIONS

--------------------------------------------------------------------------------------------
SELLING ENTITY                SELLING FUNDS                       BUYING ENTITY
                                                      (each a series of RiverSource Variable
                                                                  Series Trust)
--------------------------------------------------------------------------------------------
RiverSource
Variable
Portfolio -- Investment
Series, Inc.
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio --
                      Portfolio -- Growth Fund        Growth Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable
                      Portfolio -- Large Cap Equity   Portfolio -- Large Cap Equity Fund
                      Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable
                      Portfolio -- Large Cap Value    Portfolio -- Large Cap Value Fund
                      Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio -- Mid
                      Portfolio -- Mid Cap Growth     Cap Growth Fund
                      Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio -- Mid
                      Portfolio -- Mid Cap Value      Cap Value Fund
                      Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio -- S&P
                      Portfolio -- S&P 500 Index      500 Index Fund
                      Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable
                      Portfolio -- Small Cap          Portfolio -- Small Cap Advantage Fund
                      Advantage Fund
--------------------------------------------------------------------------------------------
RiverSource
Variable
Portfolio -- Managed
Series, Inc.
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio --
                      Portfolio -- Balanced Fund      Balanced Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio --
                      Portfolio -- Diversified        Diversified Equity Income Fund
                      Equity Income Fund
--------------------------------------------------------------------------------------------
RiverSource
Variable
Portfolio -- Manager
Series, Inc.
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio --
                      Portfolio -- Fundamental        Fundamental Value Fund
                      Value Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable
                      Portfolio -- Select Value       Portfolio -- Select Value Fund
                      Fund
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable
                      Portfolio -- Small Cap Value    Portfolio -- Small Cap Value Fund
                      Fund
--------------------------------------------------------------------------------------------
RiverSource
Variable
Portfolio -- Select
Series Inc.
--------------------------------------------------------------------------------------------
                      RiverSource Variable            RiverSource Variable Portfolio -- Core
                      Portfolio -- Core Equity Fund   Equity Fund
--------------------------------------------------------------------------------------------

 A.20 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

                                                                      SCHEDULE C

CORE BOND -- DIVERSIFIED BOND FUND REORGANIZATION

----------------------------------------------------------------------------------
SELLING ENTITY           SELLING FUND        BUYING ENTITY         BUYING FUND
----------------------------------------------------------------------------------
RiverSource           RiverSource          RiverSource          RiverSource
Variable Series       Variable             Variable Series      Variable
Trust(1)              Portfolio -- Core    Trust(2)             Portfolio -- Diversified
                      Bond Fund                                 Bond Fund
----------------------------------------------------------------------------------

(1) RiverSource Variable Portfolio - Income Series, Inc. in the event that shareholders of the RiverSource Variable Portfolio - Core Bond Fund do not approve the RIC Redomiciling Reorganization of their fund described in Schedule A.
(2) RiverSource Variable Portfolio - Income Series, Inc. in the event that shareholders of the RiverSource Variable Portfolio - Diversified Bond Fund do not approve the RIC Redomiciling Reorganization of their fund described in Schedule A.

                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT A.21

                       THIS PAGE LEFT BLANK INTENTIONALLY

EXHIBIT B

MINNESOTA BUSINESS CORPORATION ACT SECTIONS 302A.471 AND 302A.473

Minnesota law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as the Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471. RIGHTS OF DISSENTING SHAREHOLDERS

SUBDIVISION 1. ACTIONS CREATING RIGHTS. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder's shares in the event of, any of the following corporate actions:

(a) unless otherwise provided in the articles, an amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

     (1)  alters or abolishes a preferential right of the shares;

     (2) creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;

     (3) alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;

     (4) excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section;

     (5)  eliminates the right to obtain payment under this subdivision;

(b) a sale, lease, transfer, or other disposition of property and assets of the corporation that requires shareholder approval under section 302A.661, subdivision 2, but not including a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT B.1 accordance with their respective interests within one year after the date of disposition;

(c) a plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a party, except as provided in subdivision 3, and except for a plan of merger adopted under section 302A.626;

(d) a plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the acquiring corporation, except as provided in subdivision 3;

(e)  a plan of conversion adopted by the corporation; or

(f) Any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

SUBDIVISION 2. BENEFICIAL OWNERS.

(a) A shareholder shall not assert dissenters' rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.

(b) A beneficial owner of shares who is not the shareholder may assert dissenters' rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.

SUBDIVISION 3. RIGHTS NOT TO APPLY.

(a) Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of (1) the surviving corporation in a merger with respect to shares of the shareholder that are not entitled to be voted on the merger and are not canceled or exchanged in the merger or (2) the corporation whose shares will be acquired by the acquiring organization in a plan of exchange with respect to shares of the shareholder that are not entitled to be voted on the plan of exchange and are not exchanged in the plan of exchange.

(b) If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an

 B.2 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters' rights.

(c) Notwithstanding subdivision 1, the right to obtain payment under this section, other than in connection with a plan of merger adopted under section 302A.621, is limited in accordance with the following provisions:

     (1) The right to obtain payment under this section is not available for the holders of shares of any class or series of shares that is listed on the New York Stock Exchange or the American Stock Exchange or designated as a national market security on the Nasdaq Stock Market.

     (2)  The applicability of clause (1) is determined as of:

        (i) the record date fixed to determine the shareholders entitled to receive notice of, and to vote at, the meeting of shareholders to act upon the corporate action described in subdivision 1; or

        (ii) the day before the effective date of corporate action described in subdivision 1 if there is no meeting of shareholders.

     (3) Clause (1) is not applicable, and the right to obtain payment under this section is available pursuant to subdivision 1, for the holders of any class or series of shares who are required by the terms of the corporate action described in subdivision 1 to accept for such shares anything other than shares, or cash in lieu of fractional shares, of any class or any series of shares of a domestic or foreign corporation, or any other ownership interest of any other organization, that satisfies the standards set forth in clause (1) at the time the corporate action becomes effective.

SUBDIVISION 4. OTHER RIGHTS. The shareholders of a corporation who have a right under this section to obtain payment for their shares, or who would have the right to obtain payment for their shares absent the exception set forth in paragraph (c) of subdivision 3, do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473. PROCEDURES FOR ASSERTING DISSENTERS' RIGHTS

SUBDIVISION 1. DEFINITIONS.

(a) For purposes of this section, the terms defined in this subdivision have the meanings given them.

(b) "Corporation" means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT B.3

(c) "Fair value of the shares" means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.

(d) "Interest" means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

SUBDIVISION 2. NOTICE OF ACTION. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

SUBDIVISION 3. NOTICE OF DISSENT. If the proposed action must be approved by the shareholders and the corporation holds a shareholder meeting, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters' rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

SUBDIVISION 4. NOTICE OF PROCEDURE; DEPOSIT OF SHARES.

(a) After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to (i) all shareholders who have complied with subdivision 3, (ii) all shareholders who did not sign or consent to a written action that gave effect to the action creating the right to obtain payment under section 302A.471, and (iii) all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

     (1) The address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;

     (2) Any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;

     (3) A form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and

     (4) A copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b) In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice

 B.4 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

SUBDIVISION 5. PAYMENT; RETURN OF SHARES.

(a) After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

     (1) The corporation's closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;

     (2) An estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and

     (3) A copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b) The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitles the dissenter only to the amount offered. If the dissenter makes demand, subdivision 7 and 8 apply.

(c) If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

SUBDIVISION 6. SUPPLEMENTAL PAYMENT; DEMAND. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter's own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT B.5

SUBDIVISION 7. PETITION; DETERMINATION. If the corporation receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in a court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the rules of civil procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the rules of civil procedures apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.

SUBDIVISION 8. COSTS; FEES; EXPENSES.

(a) The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation, except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.

(b) If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in

 B.6 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT good faith in bringing the proceeding, and may be awarded to a party injured by those actions.

(c) The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT B.7

                       THIS PAGE LEFT BLANK INTENTIONALLY

EXHIBIT C

INFORMATION APPLICABLE TO THE EXISTING FUNDS

FOR RIVERSOURCE VARIABLE PORTFOLIO -- DIVERSIFIED BOND FUND ONLY:

MANAGEMENT
Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager
     - Co-managed the Fund since 2003.
     - Leader of the liquid assets sector team.
     - Joined RiverSource Investments in 2003.
     - Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.
     - Began investment career in 1988.
     - MBA, Marquette University.

Scott Kirby, Portfolio Manager
     - Co-managed the Fund since 2003.
     - Leader of the structured assets sector team.
     - Employed by RiverSource Investments from 1979 to 1985 and from 1987 to the present.
     - Began investment career in 1979.
     - MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager
     - Co-managed the Fund since 2002.
     - Leader of the investment grade corporate bond sector team.
     - Joined RiverSource Investments in 2002.
     - Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.
     - Began investment career in 1986.
     - MBA, University of Michigan.

Nicholas Pifer, CFA, Portfolio Manager
     - Co-managed the Fund since 2003.
     - Leader of the global sector team.
     - Joined RiverSource Investments in 2000.
     - Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.
     - Began investment career in 1990.
     - MA, Johns Hopkins University School of Advanced International Studies.

Jennifer Ponce de Leon, Portfolio Manager
     - Co-managed the Fund since 2003.
     - Leader of the high yield sector team.
     - Joined RiverSource Investments in 1997.

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT C.1

     - Began investment career in 1989.
     - MBA, De Paul University.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. RiverSource Variable Portfolio -- Diversified Bond Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

FOR ALL EXISTING FUNDS:

ADDITIONAL SERVICES AND COMPENSATION

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the RiverSource variable portfolio funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to all RiverSource variable portfolio funds except RiverSource Variable Portfolio - Core Equity Fund. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services for the RiverSource variable portfolio funds. In addition, Ameriprise Trust Company is paid for certain transaction fees and out of pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource variable portfolio funds. Under the Distribution Agreement and related distribution plan(s), the distributor receives distribution and servicing fees. The distributor uses these fees to either pay financial advisors and/or to support its distribution and servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth in the SAI.

 C.2 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to all RiverSource variable portfolio funds except RiverSource Variable Portfolio - Core Equity Fund. The RiverSource variable portfolio funds pay the transfer agent a fee as set forth in the SAI and reimburse the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to the distributor or other intermediaries that provide sub-transfer agent and other services to Fund shareholders and contract owners.

The SAI provides additional information about the services provided for the agreements set forth above.

PAYMENTS TO RIVERSOURCE LIFE INSURANCE COMPANY AND RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Currently, all RiverSource variable portfolio funds except RiverSource Variable Portfolio - Core Equity Fund are be sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). RiverSource Variable Portfolio - Core Equity Fund is closed to new investors. Within Ameriprise Financial, Inc., the Companies are allocated resources, including revenue earned by RiverSource Investments and its affiliates for providing investment management and other services to the RiverSource variable portfolio funds, as a result of including these funds in the products. These products may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. The amount of payment from an unaffiliated fund or allocation from affiliates resources varies, and may be significant. The amount of the payment or allocation the Companies receive from a fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a product. These arrangements are sometimes are referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See the product prospectus for more information regarding these payments and allocations.

POTENTIAL CONFLICTS OF INTEREST

Shares of the Fund may serve as the underlying investments for both variable annuity and variable life insurance contracts of the Companies. Due to differences in tax treatment or other considerations, the interests of various contract owners

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT C.3 might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board of Directors of the Funds intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more of each Company's separate accounts might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Manager Exemption. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before any of RiverSource VP - Cash Management Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - High Yield Bond Fund, or RiverSource VP - Short Duration U.S. Government Fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Asset Allocation Program. The RiverSource Variable Portfolio Funds may be included as component funds in asset allocation programs (Programs). The Programs are available to owners of certain variable annuity contracts (contract owners), and, if available to you, are described in your annuity prospectus. Under the Programs, contract owners choose asset allocation model portfolios (model portfolios). Contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses as it raises cash for money flowing out of the component fund or to buy securities with money flowing into the component fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the component fund, and could adversely affect those contract owners who own the

 C.4 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT component fund but do not participate in the Program. Large flows resulting in increased transactional expenses could detract from the achievement of a component fund's investment objective during a period of rising market prices; conversely, a large cash position may reduce the magnitude of a component fund's loss in the event of falling market prices, and provide the component fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in Programs, if you invest in a component fund, you may be impacted if the component fund is included in one or more model portfolios.

Cash Reserves. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses. However, Short-Term Cash Fund is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT C.5

BUYING AND SELLING SHARES

VALUING FUND SHARES

The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. RiverSource Variable Portfolio -- Cash Management Fund's securities are valued at amortized cost. However, securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount/variable account and

 C.6 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount/variable account investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives and for RiverSource Variable Portfolio - Core Equity Fund to the fixed account as outlined in your annuity contract prospectus.

You may provide instructions to sell any shares you have allocated to the subaccounts/variable accounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts/variable accounts as well as surrenders and withdrawals.

MARKET TIMING

The Board of Directors has adopted a policy that the Fund will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund's pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets). This type of short-term trading is sometimes referred to as "arbitrage" market timing. Market timing may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent the Fund has significant holdings in foreign securities, including emerging markets securities, small cap stocks and/or high yield bonds, the risks of market timing may be greater for the Fund than for other funds. The Fund is offered only through variable annuity contracts and life insurance policies, and shares of the Fund are held in affiliated insurance company subaccounts. Because insurance companies process contract and policyholder's Fund trades in the subaccounts on an omnibus basis, the Funds' Board of Directors has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts and market timing policies and procedures.

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT C.7

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

DISTRIBUTIONS AND TAXES

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

REINVESTMENT

Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

 C.8 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

EXHIBIT D

COMPARISON OF ORGANIZATIONAL DOCUMENTS

The following table summarizes the significant differences between the RiverSource Variable Portfolio -- Investment Series, Inc.'s articles of incorporation and by-laws and the declaration of trust and bylaws for the Trust (RiverSource Variable Series Trust). RiverSource Variable
Portfolio -- Investment Series, Inc. is a Minnesota corporation of which nine of the Existing Funds is a series. The provisions and applicable law for the RiverSource Variable Portfolio -- Investment Series, Inc. set forth below are identical for each Minnesota corporation of which an Existing Fund is a series.

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                      RIVERSOURCE VARIABLE PORTFOLIO --
                           INVESTMENT SERIES, INC.        RIVERSOURCE VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------
SHAREHOLDER           Under Minnesota law, a              A shareholder or former
  LIABILITY:          shareholder's liability to the      shareholder held to be personally
                      corporation or its creditors is     liable solely by reason of his or
                      limited to paying the amount        her being or having been a
                      agreed to be paid for the shares    shareholder is entitled to be
                      which the shareholder holds or      held harmless from and
                      has agreed to purchase.             indemnified against all loss and
                                                          expense arising from such
                                                          liability. Every note, bond,
                                                          contract, instrument, certificate
                                                          or undertaking made or issued by
                                                          any Trustee(s) or by any
                                                          officer(s) must recite that the
                                                          same was executed or made by or
                                                          on behalf of the Trust and that
                                                          obligations of such instrument
                                                          are not binding on any of them or
                                                          shareholders individually.
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SHAREHOLDER VOTING    Shareholders have the power to      Shareholders have the power to
RIGHTS:               vote (i) for the election of        vote (i) for the election of
                      directors; (ii) on most             Trustees; (ii) with respect to
                      amendments to the corporation's     derivative actions, to the extent
                      articles of incorporation and on    certain demand requirements are
                      certain amendments to the           met; (iii) with respect to any
                      corporation's bylaws; (iii) on      termination by the shareholders
                      certain proposed mergers and        of the Trust or series or class
                      exchanges to which the              of the Trust; and (iv) with
                      corporation is a party; (iv) on     respect to any other matters
                      the proposed sale of all or         required by applicable law, the
                      substantially all of the            organizational documents or
                      corporation's property and assets   deemed necessary or desirable by
                      not in the usual and regular        the Board of Trustees.
                      course of its business; and (v)
                      on the proposed dissolution of      Each whole share (or fractional
                      the corporation.                    share) outstanding on the record
                                                          date is entitled to a number of
                      Each shareholder of record
                      entitled to vote at a shareholder
                      meeting shall be entitled to one
                      vote for each dollar of net asset
                      value (number of shares owned
                      times net
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

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT D.1

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                      RIVERSOURCE VARIABLE PORTFOLIO --
                           INVESTMENT SERIES, INC.        RIVERSOURCE VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------
                      asset value per share) of stock     votes on any matter which it is
                      standing in her or his name and     entitled to vote equal to the net
                      entitled to vote at such meeting,   asset value of the share (or
                      and each fractional dollar amount   fractional share) in U.S. dollars
                      shall be entitled to a              determined at the close of
                      proportionate fractional vote.      business on the record date (for
                                                          example, a share having a net
                      At all elections of directors,      asset value of $10.50 would be
                      each shareholder shall be           entitled to 10.5 votes).
                      entitled to as many votes as
                      shall equal the number of dollars   If authorized by the Trustees,
                      of net asset value of shares        shareholders shall be entitled to
                      owned multiplied by the number of   vote cumulatively for the
                      directors to be elected and may     election of Trustees.
                      cast all of such votes for a
                      single director or may distribute   Shareholders may vote together
                      them among the number to be voted   with shareholders of another
                      for, or any two or more of them.    other series or class of the
                                                          Trust on matters affecting the
                      The standard form of certifying     Trust as a whole, such as the
                      resolution creating rights and      election of Trustees; when
                      preferences for series of capital   matters affect only the interest
                      stock provides that each share      of one or more class or series of
                      may be voted by series (i) as       the Trust, only shareholders of
                      required by the provisions of the   such series or class are entitled
                      1940 Act, as amended and all        to vote thereon.
                      rules and regulations promulgated
                      thereunder; (ii) when the Board
                      determines that a matter affects
                      series in a materially different
                      way; or (iii) when the Board
                      determines a matter affects only
                      one or some of the series. In
                      addition, under Minnesota law,
                      shareholders are entitled to vote
                      as separate series or classes
                      with respect to certain
                      amendments to the corporation's
                      articles of incorporation and on
                      certain mergers and exchanges to
                      which the corporation is a party.
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SHAREHOLDER           If a regular meeting of             Shareholders have no specific
MEETINGS:             shareholders has not been held      right to call meetings, except as
                      during the immediately preceding    may be required by applicable
                      15 months, a shareholder or         law, including the 1940 Act.
                      shareholders holding three
                      percent or more of the voting
                      power of all shares entitled to
                      vote may demand a regular meeting
                      of shareholders by written notice
                      of demand given to the chief
                      executive officer or chief
                      financial officer. Within 30 days
                      after receipt of the demand by
                      one of those officers, the Board
                      of Directors must cause a regular
                      meeting of shareholders to be
                      called and held on notice no
                      later than 90 days after receipt
                      of the demand, all at the expense
                      of the Fund.
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

 D.2 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

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                      RIVERSOURCE VARIABLE PORTFOLIO --
                           INVESTMENT SERIES, INC.        RIVERSOURCE VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------
                      In addition, a special meeting of
                      shareholders may be called at any
                      time by a shareholder or
                      shareholders holding ten percent
                      or more of the voting power of
                      all shares entitled to vote,
                      except that a special meeting for
                      the purpose of considering any
                      action to directly or indirectly
                      facilitate or effect a business
                      combination must be called by 25%
                      or more of the voting power of
                      all shares entitled to vote.
-------------------------------------------------------------------------------------------
SHAREHOLDER QUORUM:   10% of the shares outstanding and   Shares representing 10% of the
                      entitled to vote.                   votes entitled to be cast.
-------------------------------------------------------------------------------------------
SHAREHOLDER           An action required or permitted     Any action taken by shareholders
CONSENT:              to be taken at a shareholder        may be taken without a meeting by
                      meeting may be taken by written     shareholders entitled to cast a
                      action signed, or consented to by   majority of the votes on the
                      authorized electronic               matters (or such larger
                      communication, by all of the        proportion thereof as shall be
                      shareholders entitled to vote on    required by any express provision
                      that action. Such a written         of this Declaration of Trust or
                      action is not effective if it is    by the Bylaws) and such written
                      signed or consented to by fewer     consents are filed with the
                      than all the shareholders           records of the meetings of
                      entitled to vote on the action.     Shareholders.
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NOTICE TO             In general, shareholders who are    Notice of any meeting of
SHAREHOLDERS RECORD   entitled to vote at a shareholder   shareholders, stating the time
DATE:                 meeting must be given notice of     and place of the meeting, shall
                      the meeting at least ten and not    be given or caused to be given by
                      more than 60 days before the        the Trustees to each shareholder
                      meeting. In certain cases, the      by mailing such notice, postage
                      notice of meeting must include      prepaid, at least seven days
                      specified information required by   before such meeting, at the
                      Minnesota law.                      shareholder's address as it
                                                          appears on the records of the
                      The Board of Directors can          trust, or by facsimile or other
                      establish a record date for         electronic transmission, at least
                      determining the shareholders who    seven days before such meeting,
                      are entitled to vote at a           to the telephone or facsimile
                      shareholder meeting. The record     number or e-mail or other
                      date cannot be more than 60 days    electronic address most recently
                      before the date of the meeting.     furnished to the trust (or its
                                                          agent) by the shareholder.

                                                          Notice is not expressly required
                                                          to state the purpose for which
                                                          the meeting is called.
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

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT D.3

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                      RIVERSOURCE VARIABLE PORTFOLIO --
                           INVESTMENT SERIES, INC.        RIVERSOURCE VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------
                                                          For the purpose of determining
                                                          the shareholders of any series or
                                                          class who are entitled to vote or
                                                          act at any meeting or any
                                                          adjournment thereof, the Trustees
                                                          may from time to time fix a time,
                                                          which shall be not more than 90
                                                          days before the date of any
                                                          meeting of shareholders, as the
                                                          record date for determining the
                                                          shareholders of such series or
                                                          class having the right to notice
                                                          of and to vote at such meeting
                                                          and any adjournment thereof, and
                                                          in such case only shareholders of
                                                          record on such record date shall
                                                          have such right, notwithstanding
                                                          any transfer of shares on the
                                                          books of the trust after the
                                                          record date.
-------------------------------------------------------------------------------------------
SHAREHOLDER           At each shareholder meeting, the    Shareholders may vote in person
PROXIES:              polls may be opened and closed,     or by proxy.
                      the proxies and ballots may be
                      received and taken in charge, and   A proxy with respect to shares
                      all questions touching the          held in the name of two or more
                      qualification of voters, the        persons shall be valid if
                      validity of proxies, and            executed by any one of them
                      acceptances or rejections of        unless at or prior to exercise of
                      votes may be decided by two (2)     the proxy the Trust receives a
                      inspectors of election.             specific written notice to the
                                                          contrary from any one of them. A
                      Minnesota law provides that         proxy purporting to be executed
                      shareholders can submit proxies     by or on behalf of a shareholder
                      in writing or by telephonic         shall be deemed valid unless
                      transmission or authenticated       challenged at or prior to its
                      electronic communication. It also   exercise and the burden of
                      provides that the Board of          proving invalidity shall rest on
                      Directors can establish             the challenger.
                      procedures whereby a record
                      holder can certify in writing
                      that another person is the
                      beneficial owner of shares, and
                      the beneficial owner then can
                      vote the shares or appoint a
                      proxy.
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DIRECTOR POWER TO     The Board of Directors, acting      The declaration of trust may be
AMEND ARTICLES OF     without shareholder approval, can   amended at any time by an
INCORPORATION/TRUSTEE amend the corporation's articles    instrument in writing signed by a
POWER TO AMEND        of incorporation to (i) change      majority of the then Trustees,
DECLARATION OF        the name of the corporation; (ii)   provided that, for
TRUST:                increase or decrease, but not       non-ministerial amendments,
                      below the number of                 notice is transmitted promptly to
                      then-outstanding shares, the        shareholders at the close of
                      aggregate number of shares the      business on the effective date of
                      corporation has authority to        such amendment.
                      issue, including shares of any
                      class or series;
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

 D.4 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

-------------------------------------------------------------------------------------------
                      RIVERSOURCE VARIABLE PORTFOLIO --
                           INVESTMENT SERIES, INC.        RIVERSOURCE VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------
                      and (iii) amend or cancel a
                      certificate fixing the rights and
                      preferences of a class or series
                      of shares, but only when no
                      shares of that class or series
                      are outstanding.
                      In all other cases, the
                      corporation's articles of
                      incorporation only can be amended
                      with the approval of the
                      requisite shareholders.
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TERMINATION OF        In order to dissolve a Minnesota    Shareholders have the right to
CORPORATION/TRUST:    corporation, the affirmative vote   terminate the Trust, or any
                      of a majority of the voting power   series or class thereof, upon
                      of all shares entitled to vote is   approval of shareholders entitled
                      required. In order to discontinue   to cast at least 66 2/3% of the
                      an individual class or series of    votes on the matter.
                      shares without dissolving the
                      corporation, an amendment to the    Trustees may terminate the Trust,
                      corporation's articles of           or any series or class, without
                      incorporation would be required.    shareholder approval by written
                      In order to adopt such an           notice to shareholders.
                      amendment, shareholders would
                      have to approve the amendment by
                      the affirmative vote of the
                      greater of (i) a majority of the
                      voting power of the shares of
                      that class or series present and
                      entitled to vote or (ii) a
                      majority of the voting power of
                      the minimum number of shares of
                      such class or series entitled to
                      vote that would constitute a
                      quorum for the transaction of
                      business at the meeting (a
                      "Minnesota Statutory Majority").

                      The Board of Directors, acting
                      without a shareholder vote, does
                      not have the power to dissolve
                      the corporation or to discontinue
                      an individual class or series of
                      shares.
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MERGER OR             In most cases, any merger or        The declaration of trust provides
CONSOLIDATION OF      exchange in which a Minnesota       that a consolidation, merger or
TRUST/ CORPORATION:   corporation is not the continuing   transfer may be authorized by
                      entity, and any sale of all or      vote of a majority of the
                      substantially all of the            Trustees then in office without
                      corporation's property and assets   shareholder approval, unless
                      not in the usual and regular        otherwise required by law.
                      course of its business, requires
                      the affirmative vote of a
                      majority of the voting power of
                      all shares entitled to vote.

                      Any sale of the assets belonging
                      to an individual series of shares
                      of a Minnesota corporation in
                      exchange for shares of
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

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT D.5

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                      RIVERSOURCE VARIABLE PORTFOLIO --
                           INVESTMENT SERIES, INC.        RIVERSOURCE VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------
                      another corporation or trust or
                      shares of another series of the
                      corporation, while leaving other
                      series of the corporation
                      outstanding, would require an
                      amendment to the corporation's
                      articles of incorporation. In
                      order to adopt such an amendment,
                      shareholders of that series would
                      have to approve the amendment by
                      a Minnesota Statutory Majority.
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REMOVAL OF            Under Minnesota law, the Board of   The declaration of trust states
DIRECTORS/            Directors can remove a director     that a Trustee can be removed
TRUSTEES:             by a majority vote of the           with or without cause by the
                      remaining directors, but only if    Board assuming that a quorum, as
                      the director was appointed by the   provided in the bylaws, is
                      Board of Directors to fill a        present and a majority of those
                      vacancy and has not subsequently    Trustees present vote for
                      been elected by shareholders.       removal.

                      In all other cases, a director
                      can only be removed by
                      shareholder vote. In general,
                      such removal requires the
                      affirmative vote of the holders
                      of a majority of the voting power
                      of all shares entitled to vote at
                      an election of directors.
                      However, where a corporation has
                      cumulative voting (as do the
                      Funds), unless the entire Board
                      is removed simultaneously, a
                      director is not removed from the
                      Board if there are cast against
                      removal of the director the votes
                      of a proportion of the voting
                      power sufficient to elect the
                      director at an election of the
                      entire board under cumulative
                      voting.
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DIRECTOR/TRUSTEE      The Funds' bylaws provide that      According to the declaration of
COMMITTEES:           the Board may, by resolution        trust, the Trustees may appoint
                      passed by a majority of the whole   from their own number and
                      Board, designate an Executive       terminate one or more committees
                      Committee of two or more            consisting of one or more
                      directors, which may meet at        Trustees. These committees may
                      stated times or on notice to all    exercise the powers and authority
                      by any of their number during       of the Trustees to the extent
                      intervals between meetings of the   that the Trustees determine.
                      Board. The Executive Committee
                      shall advise with and aid the       The bylaws state that except as
                      officers of the Fund in all         otherwise provided, a majority of
                      matters concerning its interests    the members of any Committee of
                      and the management of its           the Trustees shall constitute a
                      business, and generally perform     quorum for the transaction of
                      such duties and exercise such
                      powers as may be delegated to it
                      from time to time by the Board of
                      Directors.
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

 D.6 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

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                      RIVERSOURCE VARIABLE PORTFOLIO --
                           INVESTMENT SERIES, INC.        RIVERSOURCE VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------
                      The Board of Directors also may,    business, and any action of such
                      by resolution passed by a           a Committee may be taken at a
                      majority of the whole Board,        meeting by a vote of a majority
                      appoint any other committee or      of the members present (a quorum
                      committees for any purpose or       being present) or evidenced by
                      purposes, which committee or        one or more writings signed by
                      committees shall have such powers   such a majority.
                      as shall be specified in the
                      resolution of appointment. The
                      quorum for such committee
                      established by the Board of
                      Directors is two members
                      regardless of the number of
                      members serving on the committee.
                      Under Minnesota law, the members
                      of such other committees do not
                      need to be directors.
-------------------------------------------------------------------------------------------
DIRECTOR/TRUSTEE      The Funds' articles of
LIABILITY:            incorporation provide that, to
                      the full extent permitted by the
                      laws of the State of Minnesota,
                      as now existing or hereafter
                      amended, no director of the Fund
                      shall be liable to the Fund or to
                      its shareholders for monetary
                      damages for breach of fiduciary
                      duty as a director but such limit
                      on liability shall be permitted
                      only to the extent allowable
                      under the provisions of the
                      Investment Company Act of 1940.

                      Under Minnesota law, the            Trustees are not personally
                      foregoing provision is not          liable for claims against the
                      effective to eliminate a            Trust or for any neglect or
                      director's personal liability to    wrongdoing of any officer, agent,
                      the Funds or its shareholders       employee, manager or principal
                      for, among other things, (i) any    underwriter of the Trust. Each
                      breach of the director's duty of    Trustee is not responsible for
                      loyalty to the corporation or its   the act or omission of any other
                      shareholders; (ii) acts or          Trustee and may be liable only by
                      omissions not in good faith or      reason of willful misfeasance,
                      that involve intentional            bad faith, gross negligence or
                      misconduct or knowing violation     reckless disregard of the duties
                      of law; or (iii) any transaction    involved in the conduct of
                      from which the director derived     his/her office.
                      an improper personal benefit.
-------------------------------------------------------------------------------------------
DIRECTOR/TRUSTEE      Under Minnesota law, a              The bylaws state that the Trust
INDEMNIFICATION:      corporation is required to          shall indemnify each Trustee
                      indemnify and advance expenses to   against all liabilities and
                      present and former directors        expenses, including but not
                      against judgments, penalties,       limited to satisfaction of
                      fines, settlements and reasonable   judgments, in compromise or as
                      expenses, including attorneys'      fines or penalties, and counsel
                      fees and disbursements, if they     fees reasonably incurred by the
                      are made parties to a legal         Trustee, in connection with the
                      proceeding by virtue of their
                      position as directors. However,
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

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT D.7

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                      RIVERSOURCE VARIABLE PORTFOLIO --
                           INVESTMENT SERIES, INC.        RIVERSOURCE VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------
                      indemnification and advances are    defense or disposition of any
                      not required or permitted if a      action, suit or other proceeding,
                      director engaged in specified       whether civil or criminal, before
                      disabling conduct.                  any court or administrative or
                                                          legislative body, in which the
                      The Funds' articles of              Trustee is or was involved as a
                      incorporation and bylaws provide    party or otherwise or with which
                      that each person made or            the Trustee is or was threatened,
                      threatened to be made a party to    while in office or thereafter, by
                      or is involved (including,          reason of any alleged act or
                      without limitation, as a witness)   omission as a Trustee or by
                      in any actual or threatened         reason of his or her being or
                      action, suit or proceeding          having been a Trustee, provided,
                      whether civil, criminal,            however, that: (a) no Trustee is
                      administrative, arbitration, or     entitled to indemnification with
                      investigative, including a          respect to any matter as to which
                      proceeding by or in the right of    he or she is finally adjudicated
                      the Fund by reason of the former    in any action, suit or other
                      or present capacity as a director   proceeding not to have acted in
                      or officer of the Fund or who,      good faith in the reasonable
                      while a director or officer of      belief that his or her action was
                      the Fund, is or was serving at      in the best interests of the
                      the request of the Fund or whose    Trust; and (b) no Trustee is
                      duties as a director or officer     entitled to indemnification
                      involve or involved service as a    against any liability to the
                      director, officer, partner,         Trust or its Shareholders by
                      trustee or agent of another         reason of willful misfeasance,
                      organization or employee benefit    bad faith, gross negligence or
                      plan, whether the basis of any      reckless disregard of the duties
                      proceeding is alleged action in     involved in the conduct of the
                      an official capacity or in any      Trustee's office.
                      capacity while serving as a
                      director, officer, partner,         Under the bylaws, in the absence
                      trustee or agent, shall be          of a final decision on the merits
                      indemnified and held harmless by    by an adjudicating body that such
                      the Fund to the full extent         person has not acted in good
                      authorized by the Minnesota         faith in the reasonable belief
                      Business Corporation Act, as the    that such person's action was in
                      same or may hereafter be amended    the best interests of the Trust
                      (but, in the case of any such       or is liable to the Trust or its
                      amendment, only to the extent       shareholders by reason of willful
                      that such amendment permits the     misfeasance, bad faith, gross
                      Fund to provide broader             negligence or reckless disregard
                      indemnification rights than the     of the duties involved in the
                      law permitted the Fund to provide   conduct of his or her office,
                      prior to such amendment), or by     indemnification will be provided
                      any other applicable law as then    if (a) approved, after notice
                      in effect, against judgments,       that it involves such
                      penalties, fines including,         indemnification, by at least a
                      without limitation, excise taxes    majority of the disinterested
                      assessed against the person with    Trustees acting on
                      respect to an employee benefit
                      plan, settlements and reasonable
                      expenses, including attorneys'
                      fees and disbursements, incurred
                      in connection therewith and such
                      indemnification shall continue as
                      to any person who has ceased to
                      be a director or officer and
                      shall inure to the benefit of the
                      person's heirs, executors and
                      administrators provided, however,
                      in an action brought against the
                      Fund to enforce rights to
                      indemnification, the director or
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

 D.8 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

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                      RIVERSOURCE VARIABLE PORTFOLIO --
                           INVESTMENT SERIES, INC.        RIVERSOURCE VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------
                      officer shall be indemnified only   the matter (provided that a
                      if the action was authorized by     majority of the disinterested
                      the Board of Directors of the       Trustees then in office act on
                      Fund. The right to                  the matter) upon a determination,
                      indemnification conferred by this   based upon a review of readily
                      Section shall be a contract right   available facts, that such person
                      and shall include the right to be   has acted in good faith in the
                      paid by the Fund in advance of      reasonable belief that such
                      the final disposition of a          person's action was in the best
                      proceeding for expenses incurred    interests of the Trust and is not
                      in connection therewith provided,   liable to the Trust or its
                      however, such payment of expenses   shareholders by reason of willful
                      shall be made only upon receipt     misfeasance, bad faith, gross
                      of a written undertaking by the     negligence or reckless disregard
                      director or officer to repay all    of the duties involved in the
                      amounts so paid if it is            conduct of his or her office or
                      ultimately determined that the      (b) there has been obtained an
                      director or officer is not          opinion in writing of independent
                      entitled to indemnification.        legal counsel, based upon a
                                                          review of readily available facts
                      Each person who upon written        to the effect that such person
                      request to the Fund has not         appears to have acted in good
                      received payment within thirty      faith in the reasonable belief
                      days may at any time thereafter     that such person's action was in
                      bring suit against the Fund to      the best interests of the Trust
                      recover any unpaid amount and, to   and that such indemnification
                      the extent successful, in whole     would not protect such person
                      or in part, shall be entitled to    against any liability to the
                      be paid the expenses of             Trust to which such person would
                      prosecuting such suit. Each         otherwise be subject by reason of
                      person shall be presumed to be      willful misfeasance, bad faith,
                      entitled to indemnification upon    gross negligence or reckless
                      filing a written request for        disregard of the duties involved
                      payment and the Fund shall have     in the conduct of his or her
                      the burden of proof to overcome     office. However, any approval
                      the presumption that the director   pursuant to this section shall
                      or officer is not so entitled.      not prevent the recovery from any
                      Neither the determination by the    Trustee of any amount paid to
                      Fund, whether by the Board of       him/her in accordance with this
                      Directors, special legal counsel    provision as indemnification if
                      or by shareholder, nor the          the Trustee is subsequently
                      failure of the Fund to have made    adjudicated by a court of
                      any determination shall be a        competent jurisdiction to be
                      defense or create the presumption   liable to the Trust or its
                      that the director or officer is     shareholders by reason of not
                      not entitled to indemnification.    acting in good faith in the
                                                          reasonable belief that his or her
                      The right to indemnification and    action was in the best interests
                      to the payment of expenses prior    of the Trust or by reason of
                      to any final determination shall    willful misfeasance, bad faith,
                      not be exclusive of any other       gross
                      right which any person may have
                      or hereinafter acquire under any
                      statute, provision of the
                      Articles of Incorporation,
                      by-law, agreement, vote of
                      shareholders or otherwise and
                      notwithstanding any provisions in
                      these bylaws, the Fund is not
                      obligated to make any payment
                      with respect to any claim for
                      which payment is
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

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT D.9

-------------------------------------------------------------------------------------------
                      RIVERSOURCE VARIABLE PORTFOLIO --
                           INVESTMENT SERIES, INC.        RIVERSOURCE VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------
                      required to be made to or on        negligence or reckless disregard
                      behalf of the director or officer   of the duties involved in the
                      under any insurance policy,         conduct of such Trustee's office.
                      except with respect to any excess   The appointment, designation or
                      beyond the amount of required       identification of a Trustee as
                      payment under such insurance and    the chairman of the Board, the
                      no indemnification will be made     lead or assistant lead
                      in violation of the provisions of   independent Trustee, a member or
                      the Investment Company Act of       chairman of a committee of the
                      1940.                               Board, an expert on any topic or
                                                          in any area (including an audit
                                                          committee financial expert) or as
                                                          having any other special
                                                          appointment, designation or
                                                          identification shall not (a)
                                                          impose on that person any duty,
                                                          obligation or liability that is
                                                          greater than the duties,
                                                          obligations and liabilities
                                                          imposed on that person as a
                                                          Trustee in the absence of the
                                                          appointment, designation or
                                                          identification or (b) affect in
                                                          any way such Trustee's rights or
                                                          entitlement to indemnification,
                                                          and no Trustee who has special
                                                          skills or expertise, or is
                                                          appointed, designated or
                                                          identified as aforesaid, shall
                                                          (x) be held to a higher standard
                                                          of care by virtue thereof or (y)
                                                          be limited with respect to any
                                                          indemnification to which such
                                                          Trustee would otherwise be
                                                          entitled.
                                                          The bylaws state that the Trust
                                                          shall pay the legal expenses in
                                                          advance of the final disposition
                                                          of the action, suit or
                                                          proceeding, upon receipt of an
                                                          undertaking by or on behalf of
                                                          the Trustee to repay to the Trust
                                                          amounts so paid if it is
                                                          ultimately determined that the
                                                          Trustee is not entitled to
                                                          indemnification, and: (a) the
                                                          Trustee has provided security for
                                                          such undertaking; (b) the Trust
                                                          is insured against losses arising
                                                          by reason of any lawful advances;
                                                          or (c) a majority of the
                                                          disinterested,
-------------------------------------------------------------------------------------------

 D.10 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

-------------------------------------------------------------------------------------------
                      RIVERSOURCE VARIABLE PORTFOLIO --
                           INVESTMENT SERIES, INC.        RIVERSOURCE VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------
                                                          non-party trustees or independent
                                                          legal counsel, as expressed in a
                                                          written opinion, determines that
                                                          there is reason to believe that
                                                          the Trustee ultimately will be
                                                          found entitled to
                                                          indemnification.
-------------------------------------------------------------------------------------------
DIVIDENDS:            The Funds' articles of              The proposed charter documents do
                      incorporation provide that the      not limit the ability of the
                      directors may declare and pay       Trustees to declare dividends.
                      dividends in their discretion at
                      any time and from time to time to
                      the extent and from such sources
                      as permitted by the laws of the
                      State of Minnesota. Under
                      Minnesota law, the Board of
                      Directors can authorize a
                      dividend if it determines that
                      the corporation will be able to
                      pay its debts in the ordinary
                      course of business after paying
                      the dividend.
-------------------------------------------------------------------------------------------
CAPITALIZATION:       RiverSource Variable                The declaration of trust provides
                      Portfolio -- Investment Series,     that the beneficial interest in
                      Inc., (and each of RiverSource      the Trust shall at all times be
                      Variable Portfolio -- Managers      divided into an unlimited number
                      Series, Inc., RiverSource           of shares, without par value.
                      Variable Portfolio -- Managed
                      Series, Inc., RiverSource
                      Variable Portfolio -- Money
                      Market Series, Inc. and
                      RiverSource Variable
                      Portfolio -- Income Series, Inc.)
                      is authorized to issue up to
                      10,000,000,000 shares of stock
                      with a par value of $0.01 per
                      share, (and RiverSource Variable
                      Portfolio -- Select Series, Inc.
                      is authorized to issue up to
                      100,000,000,000 shares of stock
                      with a par value of $0.01 per
                      share). In each case, the Board
                      of Directors can authorize the
                      issuance of shares in such
                      classes or series with such
                      designations, preferences and
                      relative, participating, optional
                      or other special rights, or
                      qualifications, limitations or
                      restrictions thereof, as are
                      stated in the Board resolution
                      establishing the class or series.
                      Each Fund's Board of Directors
                      can, without shareholder
                      approval, increase or decrease
                      the total number of authorized
                      shares, or the authorized shares
                      of a class or series, in the
                      manner and to the extent set
                      forth under "Director Power to
                      Amend Articles of
                      Incorporation/Trustee Power to
                      Amend Declaration of Trust"
                      above.
-------------------------------------------------------------------------------------------

                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT D.11

-------------------------------------------------------------------------------------------
                      RIVERSOURCE VARIABLE PORTFOLIO --
                           INVESTMENT SERIES, INC.        RIVERSOURCE VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------
NUMBER OF             All Fund's articles of              The Trustees may fix the number
DIRECTORS;            incorporation require there to be   of Trustees, fill vacancies in
VACANCIES:            at least two and not more than 15   the Trustees, including vacancies
                      directors. The number of            arising from an increase in the
                      directors may be increased or       number of Trustees, or remove
                      decreased from time to time by      Trustees with or without cause.
                      the Board of Directors. If there
                      is a vacancy on the Board by
                      reason of death, resignation or
                      otherwise, the vacancy can be
                      filled for the unexpired term by
                      a majority vote of the remaining
                      directors, even if the remaining
                      number of directors is less than
                      a quorum.
-------------------------------------------------------------------------------------------
INDEPENDENT CHAIR     Each Fund's bylaws require the      The Fund's by-laws provide that
OF THE BOARD:         Board of Directors to elect one     the Trustees shall elect one
                      independent member to serve as      independent member to serve as
                      Chair of the Board, whose duties    Chair of the Board whose duties
                      shall include serving as the lead   shall include serving as the lead
                      independent director.               independent Trustee and who shall
                                                          preside at each meeting of the
                                                          Trustees as chairman of the
                                                          meeting. As the Chair of the
                                                          Board, he or she shall have the
                                                          duties and powers specified in
                                                          the by-laws and shall have such
                                                          other duties and powers as may be
                                                          determined by the Trustees.
-------------------------------------------------------------------------------------------
INSPECTION OF BOOKS   Minnesota law requires each Fund    The proposed charter documents do
AND RECORDS:          to keep (i) a share register        not give shareholders any right
                      containing the names and            to inspect the books and records
                      addresses of its shareholders and   of the Trust.
                      the number and classes of shares
                      held by each; (ii) records of all
                      proceedings of shareholders for
                      the last three years; (iii)
                      records of all proceedings of the
                      Board of Directors for the last
                      three years; (iv) its articles of
                      incorporation and bylaws, as
                      amended; (v) certain financial
                      statements which Minnesota law
                      requires the Fund to prepare;
                      (vi) all reports to shareholders
                      generally within the last three
                      years; and (vii) a statement of
                      the names and usual business
                      addresses of its directors and
                      principal officers. The Funds'
                      shareholders and beneficial
                      owners have the right, upon
                      written demand stating the
                      purpose, at any reasonable time
                      to examine and copy those records
                      which are reasonably related to
                      the stated purpose, provided that
                      the stated purpose is reasonably
                      related to the person's interest
                      as a shareholder or beneficial
                      owner.
-------------------------------------------------------------------------------------------

 D.12 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

EXHIBIT E

SUPPLEMENTAL INFORMATION: FINANCIAL HIGHLIGHTS (UNAUDITED)

The information in this Exhibit E includes unaudited financial highlights of the RiverSource Variable Portfolio Funds as of June 30, 2007. This information supplements the "Financial Highlights" section of, and should be maintained with, the current prospectus for the RiverSource Variable Portfolio Funds dated May 1, 2006 ("Prospectus"), which has been incorporated into this document by reference. Additionally, effective Jan. 31, 2008, the Investment Company Act file number on the back of the Prospectus should state "Investment Company Act File #811-22127" This Prospectus, as it may be supplemented from time to time, will continue to be effective for the New Funds through April 30, 2008.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS).EXCEPT FOR INFORMATION RELATING TO THE SIX-MONTH PERIOD ENDED JUNE 30, 2007, THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT. THE FUND'S ANNUAL AND SEMIANNUAL REPORTS ARE AVAILABLE UPON REQUEST.

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT E.1

RiverSource VP - Balanced Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                             $15.61              $15.44            $15.18         $14.17         $13.00         $12.32
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .20                 .13               .41            .35            .31            .31
Net gains (losses) (both
 realized and unrealized)              .46                1.04               .72           1.02           1.17            .82
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            .66                1.17              1.13           1.37           1.48           1.13
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.23)               (.10)             (.41)          (.36)          (.31)          (.31)
Distributions from realized
 gains                                (.34)               (.90)             (.46)            --             --           (.14)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.57)              (1.00)             (.87)          (.36)          (.31)          (.45)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $15.70              $15.61            $15.44         $15.18         $14.17         $13.00
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $1,957              $2,071            $2,046         $2,437         $2,664         $2,416
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)              .84%(e)             .84%(e)           .77%           .82%           .78%           .80%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets         2.53%(e)            2.43%(e)          2.63%          2.34%          2.16%          2.48%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                           62%                 38%              130%           131%           133%           119%
-----------------------------------------------------------------------------------------------------------------------------
Total return(f)                      4.30%(g)            7.73%(g)          7.76%          9.68%         11.39%          9.40%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

 E.2 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

RiverSource VP - Cash Management Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                              $1.00               $1.00             $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .02                 .02               .04            .02             --            .01
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.02)               (.02)             (.04)          (.02)            --           (.01)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $1.00               $1.00             $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $1,188              $1,055              $999           $688           $773           $868
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c)                  .60%(d)             .60%(d)           .67%           .70%           .69%           .70%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets         4.77%(d)            4.66%(d)          4.01%          1.88%           .47%           .72%
-----------------------------------------------------------------------------------------------------------------------------
Total return(e)                      2.40%(f)            1.54%(f)          4.01%          1.92%           .48%           .72%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d)  Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(f)  Not annualized.

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT E.3

RiverSource VP - Core Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                  YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)           2006              2005        2004(C)
Net asset value, beginning of
 period                                  $9.81               $9.77            $10.05         $10.01          $9.98
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .21                 .14               .39            .31            .14
Net gains (losses) (both realized
 and unrealized)                          (.13)                .04              (.26)           .04            .03
------------------------------------------------------------------------------------------------------------------
Total from investment operations           .08                 .18               .13            .35            .17
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.21)               (.14)             (.39)          (.31)          (.14)
Distributions from realized gains           --                  --              (.02)            --             --
------------------------------------------------------------------------------------------------------------------
Total distributions                       (.21)               (.14)             (.41)          (.31)          (.14)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $9.68               $9.81             $9.77         $10.05         $10.01
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $79                 $66               $63            $58            $36
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e),(f)                    .83%(g)             .83%(g)           .86%           .95%           .95%(g)
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets             4.43%(g)            4.28%(g)          3.97%          3.10%          2.33%(g)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)        173%                106%              319%           339%           221%
------------------------------------------------------------------------------------------------------------------
Total return(h)                           .85%(i)            1.85%(i)          1.38%          3.64%          1.67%(i)
------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.89% for the six months ended June 30, 2007, 0.93% for the period ended Dec. 31, 2006 and 0.96%, 1.01% and 1.13% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.
(g)  Adjusted to an annual basis.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

 E.4 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

RiverSource VP - Core Equity Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Dec. 31,
                                            2007(l)                      2006                     2005
Net asset value, beginning of period         $10.97                    $11.14                   $10.64
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .10                       .17                      .16
Net gains (losses) (both realized and
 unrealized)                                    .57                      1.41                      .53
------------------------------------------------------------------------------------------------------
Total from investment operations                .67                      1.58                      .69
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.10)                     (.17)                    (.16)
Distributions from realized gains              (.79)                    (1.58)                    (.03)
------------------------------------------------------------------------------------------------------
Total distributions                            (.89)                    (1.75)                    (.19)
------------------------------------------------------------------------------------------------------
Net asset value, end of period               $10.75                    $10.97                   $11.14
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $415                      $432                     $466
------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(e),(f)                                 .40%(g),(h),(i)           .40%(g),(h)              .40%(g),(h)
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average daily net assets                     1.84%(i)                  1.63%                    1.48%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)              34%                       73%                     121%
------------------------------------------------------------------------------------------------------
Total return(e)                               6.52%(j),(k)             15.79%(j)                 6.57%(j)
------------------------------------------------------------------------------------------------------


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Dec. 31,
                                            2004(b)           2004(c)           2004(d)           2003
Net asset value, beginning of period         $10.00            $10.14            $10.14          $7.96
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .05               .01               .06            .01
Net gains (losses) (both realized and
 unrealized)                                    .64              (.15)              .49           2.17
------------------------------------------------------------------------------------------------------
Total from investment operations                .69              (.14)              .55           2.18
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.05)               --              (.05)            --
Distributions from realized gains                --                --                --             --
------------------------------------------------------------------------------------------------------
Total distributions                            (.05)               --              (.05)            --
------------------------------------------------------------------------------------------------------
Net asset value, end of period               $10.64            $10.00            $10.64         $10.14
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $529              $296              $529           $337
------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(e),(f)                                 .40%(i)          1.40%(i)           .99%          1.40%
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average daily net assets                     1.73%(i)           .11%(i)           .79%           .08%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)              45%               77%              135%           104%
------------------------------------------------------------------------------------------------------
Total return(e)                               6.95%(j),(k)     (1.38%)(k)         5.42%         27.45%
------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent. The per-share information for periods prior to Sept. 10, 2004 have been restated on a 2.793 to 1 exchange ratio to present such information on a comparable basis with the reorganization date net asset value of $10.00 per share.
(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.
(c)  For the period from Jan. 1, 2004 to Sept. 10, 2004.
(d)  For the period from Jan. 1, 2004 to Dec. 31, 2004.
(e) The total return and ratio of expenses for the Fund included management fee only for the periods since Sept. 10, 2004. Previous periods included both management and mortality and expense risk fees under Fund B. Total return does not reflect payment of a sales charge.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.46% for the six months ended June 30, 2007 and 0.45% and 0.45% for the years ended Dec. 31, 2006 and 2005, respectively.
(h) Expense ratio is based on total expense of the Fund before reduction of earnings and bank credits on cash balances.
(i)  Adjusted to an annual basis.
(j) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(k)  Not annualized.
(l)  Six months ended June 30, 2007 (Unaudited).

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT E.5

RiverSource VP - Diversified Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                             $10.47              $10.39            $10.66         $10.62         $10.40         $10.38
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .24                 .16               .43            .39            .38            .44
Net gains (losses) (both
 realized and unrealized)             (.14)                .08              (.27)           .06            .22            .02
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            .10                 .24               .16            .45            .60            .46
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.24)               (.16)             (.43)          (.41)          (.38)          (.44)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $10.33              $10.47            $10.39         $10.66         $10.62         $10.40
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $3,427              $2,745            $2,325         $1,824         $1,696         $1,765
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)              .73%(e)             .74%(e)           .80%           .82%           .81%           .81%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets         4.73%(e)            4.57%(e)          4.15%          3.65%          3.60%          4.23%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                          167%                109%              292%           293%           295%           251%
-----------------------------------------------------------------------------------------------------------------------------
Total return(f)                      1.04%(g)            2.32%(g)          1.58%          4.27%          5.84%          4.50%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

 E.6 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

RiverSource VP - Diversified Equity Income Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                             $15.48              $15.09            $13.83         $11.17          $9.65          $8.41
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .12                 .07               .23            .20            .17            .17
Net gains (losses) (both
 realized and unrealized)             1.67                1.33              1.80           2.65           1.51           1.24
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           1.79                1.40              2.03           2.85           1.68           1.41
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.14)               (.05)             (.22)          (.19)          (.16)          (.17)
Distributions from realized
 gains                                (.17)               (.96)             (.55)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.31)              (1.01)             (.77)          (.19)          (.16)          (.17)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $16.96              $15.48            $15.09         $13.83         $11.17          $9.65
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $4,087              $3,446            $2,877         $1,679           $843           $370
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)              .79%(e)             .91%(e)           .91%           .84%           .86%           .76%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets         1.56%(e)            1.39%(e)          1.61%          1.66%          1.77%          2.13%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                           16%                  5%               27%            25%            19%            39%
-----------------------------------------------------------------------------------------------------------------------------
Total return(f)                     11.75%(g)            9.37%(g)         15.19%         25.59%         17.53%         17.00%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT E.7

RiverSource VP - Emerging Markets Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                             $17.35              $16.32            $13.14          $9.80          $8.44          $7.04
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .08                (.02)              .09            .06            .09            .04
Net gains (losses) (both
 realized and unrealized)             2.39                3.21              3.85           3.72           1.39           1.38
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           2.47                3.19              3.94           3.78           1.48           1.42
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.06)                 --              (.06)          (.06)          (.12)          (.02)
Distributions from realized
 gains                               (1.00)              (2.16)             (.70)          (.38)            --             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                  (1.06)              (2.16)             (.76)          (.44)          (.12)          (.02)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $18.76              $17.35            $16.32         $13.14          $9.80          $8.44
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $685                $548              $427           $192            $46            $16
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)             1.53%(e)            1.51%(e)          1.54%          1.55%          1.61%(f)       1.75%(f)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets          .97%(e)            (.36%)(e)          .68%           .58%           .65%           .67%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                           58%                 46%              146%           120%           117%           191%
-----------------------------------------------------------------------------------------------------------------------------
Total return(g)                     14.94%(h)           20.17%(h)         30.97%         39.60%         17.63%         20.25%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.67% and 2.04% for the years ended Aug. 31, 2004 and 2003, respectively.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.

 E.8 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

RiverSource VP - Fundamental Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                              SIX MONTHS ENDED      PERIOD ENDED      YEAR ENDED
                                               JUNE 30, 2007          DEC. 31,         AUG. 31,
                                                (UNAUDITED)           2006(B)          2006(C)
Net asset value, beginning of period               $10.92              $10.03           $10.06
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09                 .03              .02
Net gains (losses) (both realized and
 unrealized)                                          .62                 .91             (.03)
------------------------------------------------------------------------------------------------
Total from investment operations                      .71                 .94             (.01)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.09)               (.02)            (.02)
Distributions from realized gains                      --                (.02)              --
Tax return of capital                                  --                (.01)              --
------------------------------------------------------------------------------------------------
Total distributions                                  (.09)               (.05)            (.02)
------------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.54              $10.92           $10.03
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $640                $397             $232
------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(d),(e)                                       .99%(f)            1.02%(f)         1.07%(f),(g)
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                        1.12%(f)             .83%(f)         1.27%(f)
------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                     2%                  3%               3%
------------------------------------------------------------------------------------------------
Total return(h)                                     6.26%(i)            9.30%(i)         (.05%)(i)
------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.15% for the period ended Aug. 31, 2006.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT E.9

RiverSource VP - Global Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                             $10.90              $10.79            $11.02         $10.82         $10.40         $10.02
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .18                 .12               .30            .34            .35            .34
Net gains (losses) (both
 realized and unrealized)             (.10)                .11              (.17)           .39            .73            .61
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            .08                 .23               .13            .73           1.08            .95
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.18)               (.12)             (.31)          (.53)          (.66)          (.57)
Distributions from realized
 gains                                  --                  --              (.05)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.18)               (.12)             (.36)          (.53)          (.66)          (.57)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $10.80              $10.90            $10.79         $11.02         $10.82         $10.40
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $944                $782              $692           $575           $409           $312
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)             1.02%(e)            1.00%(e)          1.06%          1.08%          1.08%          1.09%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets         3.25%(e)            3.22%(e)          2.85%          2.63%          2.76%          3.08%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                           35%                 20%               65%            79%           105%           102%
-----------------------------------------------------------------------------------------------------------------------------
Total return(f)                       .70%(g)            2.15%(g)          1.27%          6.75%         10.57%          9.56%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

 E.10 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

RiverSource VP - Global Inflation Protected Securities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       SIX MONTHS ENDED      PERIOD ENDED
                                        JUNE 30, 2007          DEC. 31,          YEAR ENDED AUG. 31,
                                         (UNAUDITED)           2006(B)           2006           2005(C)
Net asset value, beginning of period         $9.76              $10.04            $10.19         $10.00
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .33                 .06               .47            .32
Net gains (losses) (both realized and
 unrealized)                                  (.34)               (.10)             (.26)           .19
-------------------------------------------------------------------------------------------------------
Total from investment operations              (.01)               (.04)              .21            .51
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.08)               (.24)             (.34)          (.32)
Distributions from realized gains               --                  --              (.02)            --
-------------------------------------------------------------------------------------------------------
Total distributions                           (.08)               (.24)             (.36)          (.32)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period               $9.67               $9.76            $10.04         $10.19
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $837                $582              $403           $116
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(d),(e)                                .72%(f),(g)         .72%(f)           .72%(g)        .75%(f),(g)
-------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                 5.25%(f)            1.09%(f)          4.23%          3.42%(f)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)             34%                 --%               75%            29%
-------------------------------------------------------------------------------------------------------
Total return(h)                              (.16%)(i)           (.49%)(i)         2.18%          5.22%(i)
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.74% for the six months ended June 30, 2007 and 0.77% and 0.87% for the periods ended Aug. 31, 2006 and 2005, respectively.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT E.11

RiverSource VP - Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                              $7.50               $6.93             $6.61          $5.69          $5.45          $5.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .06                 .01               .06            .03            .02            .01
Net gains (losses) (both
 realized and unrealized)              .37                 .57               .33            .91            .24            .45
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            .43                 .58               .39            .94            .26            .46
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.07)               (.01)             (.07)          (.02)          (.02)          (.01)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $7.86               $7.50             $6.93          $6.61          $5.69          $5.45
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $666                $640              $612           $392           $261           $223
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)              .96%(e)            1.01%(e)           .91%           .92%           .85%           .99%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets         1.53%(e)             .59%(e)          1.04%           .42%           .27%           .20%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                           58%                 30%              156%           154%           192%           199%
-----------------------------------------------------------------------------------------------------------------------------
Total return(f)                      5.78%(g)            8.27%(g)          5.79%         16.74%          4.64%          9.29%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

 E.12 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

RiverSource VP - High Yield Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                              $6.85               $6.68             $6.76          $6.60          $6.22          $5.66
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .24                 .16               .47            .44            .47            .48
Net gains (losses) (both
 realized and unrealized)             (.01)                .19              (.09)           .16            .38            .54
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            .23                 .35               .38            .60            .85           1.02
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.24)               (.18)             (.46)          (.44)          (.47)          (.46)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $6.84               $6.85             $6.68          $6.76          $6.60          $6.22
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $1,215              $1,216            $1,192         $1,246         $1,130           $843
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)              .87%(e)             .88%(e)           .87%           .83%           .82%           .83%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets         7.00%(e)            7.35%(e)          7.02%          6.58%          7.30%          8.31%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                           52%                 29%              106%           106%           139%           141%
-----------------------------------------------------------------------------------------------------------------------------
Total return(f)                      3.29%(g)            5.43%(g)          5.76%          9.31%         14.03%         18.81%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT E.13

RiverSource VP - Income Opportunities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                    SIX MONTHS ENDED      PERIOD ENDED
                                     JUNE 30, 2007          DEC. 31,                  YEAR ENDED AUG. 31,
                                      (UNAUDITED)           2006(B)           2006              2005        2004(C)
Net asset value, beginning of
 period                                  $10.32              $10.08            $10.39         $10.29          $9.93
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .34                 .22               .64            .59            .15
Net gains (losses) (both realized
 and unrealized)                           (.08)                .24              (.26)           .18            .36
-------------------------------------------------------------------------------------------------------------------
Total from investment operations            .26                 .46               .38            .77            .51
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.34)               (.22)             (.64)          (.59)          (.15)
Distributions from realized gains          (.03)                 --              (.05)          (.08)            --
-------------------------------------------------------------------------------------------------------------------
Total distributions                        (.37)               (.22)             (.69)          (.67)          (.15)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.21              $10.32            $10.08         $10.39         $10.29
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $626                $409              $259            $45            $16
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e)                         .91%(f)             .90%(f)           .96%           .99%(g)        .99%(f),(g)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets              6.66%(f)            6.72%(f)          6.39%          5.69%          6.03%(f)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          45%                 29%               87%            93%            36%
-------------------------------------------------------------------------------------------------------------------
Total return(h)                           2.49%(i)            4.66%(i)          3.76%          7.73%          5.17%(i)
-------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.03% and 1.55% for the periods ended Aug. 31, 2005 and 2004, respectively.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

 E.14 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

RiverSource VP - International Opportunity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                             $13.19              $12.24            $10.02          $8.23          $7.19          $7.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .11                 .02               .12            .11            .08            .08
Net gains (losses) (both
 realized and unrealized)             1.20                1.04              2.27           1.80           1.05            .16
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           1.31                1.06              2.39           1.91           1.13            .24
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.11)               (.10)             (.17)          (.12)          (.09)          (.05)
Tax return of capital                   --                (.01)               --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.11)               (.11)             (.17)          (.12)          (.09)          (.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $14.39              $13.19            $12.24         $10.02          $8.23          $7.19
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $1,303              $1,311            $1,266         $1,184           $974           $738
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)             1.02%(e)            1.08%(e)          1.12%          1.04%           .98%          1.06%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets         1.55%(e)             .55%(e)          1.04%          1.19%           .99%          1.19%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                           47%                 20%               74%            90%           142%           102%
-----------------------------------------------------------------------------------------------------------------------------
Total return(f)                      9.95%(g)            8.72%(g)         23.82%         23.29%         15.77%          3.48%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT E.15

RiverSource VP - Large Cap Equity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                             $25.04              $22.91            $21.48         $19.32         $18.04         $16.48
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .19                 .09               .29            .24            .14            .10
Net gains (losses) (both
 realized and unrealized)             1.38                2.10              1.43           2.15           1.28           1.56
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           1.57                2.19              1.72           2.39           1.42           1.66
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.22)               (.06)             (.29)          (.23)          (.14)          (.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $26.39              $25.04            $22.91         $21.48         $19.32         $18.04
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $3,506              $3,737            $3,733         $2,510         $2,535         $1,982
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)              .87%(e)             .83%(e)           .82%           .80%           .85%           .85%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets         1.44%(e)            1.16%(e)          1.30%          1.13%           .72%           .62%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                           35%                 21%               85%           132%           114%           115%
-----------------------------------------------------------------------------------------------------------------------------
Total return(f)                      6.29%(g)            9.59%(g)          8.02%         12.42%          7.87%         10.16%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

 E.16 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

RiverSource VP - Large Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                     SIX MONTHS ENDED      PERIOD ENDED
                                      JUNE 30, 2007          DEC. 31,                  YEAR ENDED AUG. 31,
                                       (UNAUDITED)           2006(B)           2006              2005        2004(C)
Net asset value, beginning of period      $12.23              $11.71            $10.99         $10.00          $9.99
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .08                 .05               .17            .14            .05
Net gains (losses) (both realized
 and unrealized)                             .64                1.13               .98           1.06            .02
--------------------------------------------------------------------------------------------------------------------
Total from investment operations             .72                1.18              1.15           1.20            .07
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.08)               (.05)             (.17)          (.14)          (.06)
Distributions from realized gains           (.05)               (.61)             (.26)          (.07)            --
--------------------------------------------------------------------------------------------------------------------
Total distributions                         (.13)               (.66)             (.43)          (.21)          (.06)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $12.82              $12.23            $11.71         $10.99         $10.00
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $27                 $25               $21            $15             $7
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e),(f)                     1.05%(g)            1.05%(g)          1.02%          1.05%          1.05%(g)
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets               1.28%(g)            1.33%(g)          1.55%          1.37%          1.03%(g)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           23%                 13%               49%            52%            24%
--------------------------------------------------------------------------------------------------------------------
Total return(h)                            5.92%(i)           10.15%(i)         10.75%         12.04%           .69%(i)
--------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.08% for the period ended June 30, 2007, 1.23% for the period ended Dec. 31, 2006 and 1.20%, 2.55% and 2.85% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.
(g)  Adjusted to an annual basis.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT E.17

RiverSource VP - Mid Cap Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                             $11.42              $10.96            $12.43         $10.11         $10.09          $8.54
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .03                 .03              (.01)          (.04)          (.05)          (.05)
Net gains (losses) (both
 realized and unrealized)             1.28                 .91              (.44)          2.36            .07           1.60
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           1.31                 .94              (.45)          2.32            .02           1.55
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.01)               (.03)               --             --             --             --
Distributions from realized
 gains                                (.12)               (.45)            (1.02)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.13)               (.48)            (1.02)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $12.60              $11.42            $10.96         $12.43         $10.11         $10.09
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $653                $690              $709           $255           $225           $170
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)              .84%(e)             .88%(e)           .92%           .82%           .85%          1.06%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets          .41%(e)             .70%(e)          (.14%)         (.32%)         (.49%)         (.71%)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                           37%                 24%               43%            34%            25%            19%
-----------------------------------------------------------------------------------------------------------------------------
Total return(f)                     11.55%(g)            8.54%(g)         (4.43%)        23.03%           .13%         18.20%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

 E.18 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

RiverSource VP - Mid Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                         SIX MONTHS ENDED      PERIOD ENDED
                                          JUNE 30, 2007          DEC. 31,          YEAR ENDED AUG. 31,
                                           (UNAUDITED)           2006(B)           2006           2005(C)
Net asset value, beginning of period          $13.49              $12.65            $11.42         $10.15
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .10                 .05               .09            .01
Net gains (losses) (both realized and
 unrealized)                                    1.96                 .98              1.27           1.28
---------------------------------------------------------------------------------------------------------
Total from investment operations                2.06                1.03              1.36           1.29
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            (.05)               (.05)             (.09)          (.02)
Distributions from realized gain                (.01)               (.14)             (.04)            --
---------------------------------------------------------------------------------------------------------
Total distributions                             (.06)               (.19)             (.13)          (.02)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                $15.49              $13.49            $12.65         $11.42
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $572                $370              $228             $7
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(d),(e)                                  .98%(f)            1.07%(f)          1.11%(g)       1.08%(f),(g)
---------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                   1.52%(f)            1.23%(f)          1.02%           .62%(f)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)               17%                  4%               60%             7%
---------------------------------------------------------------------------------------------------------
Total return(h)                               15.41%(i)            8.07%(i)         11.93%         12.70%(i)
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.44% and 2.97% for the periods ended Aug. 31, 2006 and 2005, respectively.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT E.19

RiverSource VP - S&P 500 Index Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                              $9.59               $8.85             $8.30          $7.54          $6.88          $6.24
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .07                 .04               .13            .13            .09            .08
Net gains (losses) (both
 realized and unrealized)              .57                 .77               .57            .76            .66            .64
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            .64                 .81               .70            .89            .75            .72
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.09)               (.03)             (.13)          (.13)          (.09)          (.08)
Distributions from realized
 gains                                (.07)               (.04)             (.02)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.16)               (.07)             (.15)          (.13)          (.09)          (.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $10.07               $9.59             $8.85          $8.30          $7.54          $6.88
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $406                $392              $367           $367           $283           $171
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)          .50%(f)             .50%(f)           .50%           .50%           .49%           .50%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets         1.45%(f)            1.44%(f)          1.46%          1.65%          1.21%          1.31%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                            2%                  2%                6%             5%            --%             5%
-----------------------------------------------------------------------------------------------------------------------------
Total return(g)                      6.72%(h)            9.27%(h)          8.38%(i)      11.98%         10.84%         11.51%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.52% for the six months ended June 30, 2007, 0.51% for the period ended Dec. 31, 2006 and 0.53%, 0.56%, 0.57%, and 0.64% for the years ended Aug. 31, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.
(i) The Fund received a one time transaction fee reimbursement by Ameriprise Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.

 E.20 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

RiverSource VP - Select Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                     SIX MONTHS ENDED      PERIOD ENDED
                                      JUNE 30, 2007          DEC. 31,                  YEAR ENDED AUG. 31,
                                       (UNAUDITED)           2006(B)           2006              2005        2004(C)
Net asset value, beginning of period      $11.37              $11.72            $11.45          $9.95          $9.98
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .05                 .04               .25            .05            .02
Net gains (losses) (both realized
 and unrealized)                            1.22                 .79               .44           1.55           (.03)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations            1.27                 .83               .69           1.60           (.01)
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.06)               (.03)             (.25)          (.05)          (.02)
Distributions from realized gains           (.11)              (1.15)             (.17)          (.05)            --
--------------------------------------------------------------------------------------------------------------------
Total distributions                         (.17)              (1.18)             (.42)          (.10)          (.02)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $12.47              $11.37            $11.72         $11.45          $9.95
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $33                 $28               $27            $23             $9
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e),(f)                     1.02%(g)            1.09%(g)          1.08%          1.15%          1.15%(g)
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets                .85%(g)             .95%(g)          2.19%           .45%           .50%(g)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           45%                112%               35%            31%            13%
--------------------------------------------------------------------------------------------------------------------
Total return(h)                           11.19%(i)            7.13%(i)          6.17%         16.18%          (.11%)(i)
--------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.65% for the six months ended June 30, 2007, 1.22% for the period ended Dec. 31, 2006 and 1.19%, 1.17% and 1.97% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.
(g)  Adjusted to an annual basis.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT E.21

RiverSource VP - Short Duration U.S. Government Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                             $10.13              $10.11            $10.21         $10.34         $10.46         $10.55
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .21                 .13               .36            .27            .25            .27
Net gains (losses) (both
 realized and unrealized)             (.04)                .02              (.10)          (.13)          (.07)          (.05)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            .17                 .15               .26            .14            .18            .22
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.21)               (.13)             (.36)          (.27)          (.25)          (.27)
Distributions from realized
 gains                                  --                  --                --             --           (.05)          (.04)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.21)               (.13)             (.36)          (.27)          (.30)          (.31)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $10.09              $10.13            $10.11         $10.21         $10.34         $10.46
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $452                $457              $463           $484           $506           $479
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)              .78%(e)             .77%(e)           .82%           .83%           .82%           .82%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets         4.22%(e)            3.97%(e)          3.55%          2.67%          2.36%          2.47%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                           80%                 58%              236%           171%           135%           179%
-----------------------------------------------------------------------------------------------------------------------------
Total return(f)                      1.71%(g)            1.55%(g)          2.61%          1.43%          1.70%          2.06%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

 E.22 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

RiverSource VP - Small Cap Advantage Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                             $13.03              $13.80            $15.11         $12.64         $11.25          $8.79
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .02                 .01                --           (.04)          (.05)          (.02)
Net gains (losses) (both
 realized and unrealized)              .79                1.11               .61           3.14           1.44           2.48
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            .81                1.12               .61           3.10           1.39           2.46
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.01)               (.01)               --             --             --             --
Distributions from realized
 gains                                (.59)              (1.88)            (1.92)          (.63)            --             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.60)              (1.89)            (1.92)          (.63)            --             --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $13.24              $13.03            $13.80         $15.11         $12.64         $11.25
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $208                $220              $218           $235           $184           $102
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)             1.01%(e)            1.08%(e)          1.06%          1.07%          1.10%          1.19%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets          .33%(e)             .22%(e)          (.02%)         (.28%)         (.42%)         (.20%)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                           73%                 74%              132%           112%           104%           124%
-----------------------------------------------------------------------------------------------------------------------------
Total return(f)                      6.51%(g)            8.14%(g)          4.40%         24.88%         12.40%         27.96%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT E.23

RiverSource VP -- Small Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS ENDED      PERIOD ENDED
                                JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                 (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                             $14.89              $15.06            $14.46         $13.10         $11.39          $9.52
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .04                 .02               .06            .02           (.02)          (.03)
Net gains (losses) (both
 realized and unrealized)              .95                1.46              1.61           2.53           1.92           1.95
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            .99                1.48              1.67           2.55           1.90           1.92
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.06)               (.02)             (.06)          (.01)            --           (.01)
Distributions from realized
 gains                                (.41)              (1.63)            (1.01)         (1.18)          (.19)          (.04)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.47)              (1.65)            (1.07)         (1.19)          (.19)          (.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $15.41              $14.89            $15.06         $14.46         $13.10         $11.39
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $729                $619              $549           $412           $229           $134
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)             1.27%(e),(f)        1.26%(e),(f)      1.24%(f)       1.28%          1.27%          1.55%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets          .52%(e)             .48%(e)           .41%           .12%          (.20%)         (.43%)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                           32%                 23%              102%            65%            84%            87%
-----------------------------------------------------------------------------------------------------------------------------
Total return(g)                      6.76%(h)            9.99%(h)         12.28%         20.02%         16.78%         20.24%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have 1.32% for the six months ended June 30, 2007, 1.32% for the period ended Dec. 31, 2006 and 1.28% for the year ended Aug. 31, 2006.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.

 E.24 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROXY STATEMENT

VOTING INSTRUCTION  RIVERSOURCE(R) VARIABLE PORTFOLIO FUNDS   VOTING INSTRUCTION
                NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON JANUARY 29, 2008

[INSURANCE COMPANY NAME DROP-IN]
The undersigned revoking all voting instructions heretofore given with respect to shares to be voted at the Joint Special Meeting of Shareholders to be held on January 29, 2008 at 10:00 a.m., hereby instructs all shares deemed attributable to the undersigned's contract or policy with the issuing insurance company named above be voted as indicated on the Voting Instruction at the Joint Special Meeting and at any adjournment(s) thereof. The issuing insurance company named above and any proxies appointed by it are authorized in their discretion to transact such other business as may properly come before the Joint Special Meeting or any adjournment(s) thereof.

VOTING INSTRUCTIONS ARE SOLICITED BY THE ISSUING INSURANCE COMPANY NAMED ABOVE ON BEHALF OF THE BOARD OF DIRECTORS/TRUSTEES. SHARES WILL BE VOTED AS YOU SPECIFY. THE BOARD OF DIRECTORS/TRUSTEES RECOMMENDS THAT YOU VOTE FOR THE PROPOSALS. IF THIS VOTING INSTRUCTION IS SIGNED, DATED AND RETURNED WITH NO CHOICE INDICATED AS TO THE PROPOSAL(s) ON WHICH THE UNDERSIGNED IS ENTITLED TO VOTE, SUCH SHARES SHALL BE VOTED FOR THE PROPOSAL(s).


                            VOTE VIA TELEPHONE: 1-866-235-4258
                            VOTE VIA THE INTERNET:     WWW.PROXY-DIRECT.COM
                            -----------------------    -------------------------
                            999 9999 9999 999
                            -----------------------    -------------------------
                            NOTE: Please sign exactly as your name appears on this Voting Instruction Card and date. If signing for estates, trusts, or corporations, title or capacity should be stated. If shares are held jointly, each holder should sign.


                            ----------------------------------------------------

                            Signature

                            ----------------------------------------------------

                            Signature (if held jointly)

                            ----------------------------------------------------
                            Date                             RSFVI_ 18190_100207

FUND                                    FUND
----                                    -----
VP-Balanced                             VP-Cash Management
VP-Core Bond                            VP-Core Equity
VP-Diversified Bond                     VP-Diversified Equity Income
VP-Emerging Markets                     VP-Fundamental Value
VP-Global Bond                          VP-Global Inflation Protected Securities
VP-Growth                               VP-High Yield Bond
VP-Income Opportunities                 VP-International Opportunity
VP-Large Cap Equity                     VP-Large Cap Value
VP-Mid Cap Growth                       VP-Mid Cap Value
VP-Select Value                         VP-Short Duration U.S. Government
VP-Small Cap Advantage                  VP-Small Cap Value
VP-S&P 500 Index

                                 VOTING OPTIONS
           READ YOUR PROXY STATEMENT AND HAVE IT AT HAND WHEN VOTING.

           [PC GRAPHIC]               [PHONE GRAPHIC]            [LETTER GRAPHIC]               [PERSON GRAPHIC]
       VOTE ON THE INTERNET            VOTE BY PHONE               VOTE BY MAIL                  VOTE IN PERSON
            LOG ON TO:              CALL 1-866-235-4258   VOTE, SIGN AND DATE THIS PROXY   ATTEND SHAREHOLDER MEETING
      WWW.PROXY-DIRECT.COM          FOLLOW THE RECORDED       CARD AND RETURN IN THE             MARQUETTE HOTEL
FOLLOW THE ON-SCREEN INSTRUCTIONS      INSTRUCTIONS           POSTAGE-PAID ENVELOPE             710 MARQUETTE AVE.
        AVAILABLE 24 HOURS           AVAILABLE 24 HOURS                                       MINNEAPOLIS, MN 55402
                                                                                               ON JANUARY 29, 2008

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW. THIS VOTING INSTRUCTION CARD CONTAINS PROPOSALS RELATING TO MULTIPLE FUNDS. IF YOU ARE NOT ENTITLED TO VOTE ON A FUND PROPOSAL, "NOT APPLICABLE" IS NOTED UNDER THAT PROPOSAL. YOU ARE ONLY PERMITTED TO VOTE ON PROPOSALS OF FUND(s) FOR WHICH ARE OWNED THROUGH YOUR CONTRACT OR POLICY. IF YOU DO NOT MARK ONE OR MORE PROPOSALS, YOUR PROXY WILL BE VOTED FOR EACH SUCH PROPOSAL.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  EXAMPLE: [X]

  [ ] To vote FOR ALL Proposals of fund(s) for which you are entitled to vote mark this box. (No other vote is necessary.)

1. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN YOUR EXISTING FUND AND A SEPARATE, CORRESPONDING NEWLY-FORMED SERIES OF RIVERSOURCE VARIABLE SERIES TRUST, A MASSACHUSETTS BUSINESS TRUST.

[ ]   To vote all Funds FOR;             [ ]   to vote all Funds AGAINST;


[ ]   to ABSTAIN votes for all Funds;           or vote separately by Fund below.


                           FOR    AGAINST    ABSTAIN                                                   FOR    AGAINST    ABSTAIN
VP-Balanced                [ ]      [ ]        [ ]         VP-Cash Management                          [ ]      [ ]        [ ]
VP-Core Bond               [ ]      [ ]        [ ]         VP-Core Equity                              [ ]      [ ]        [ ]
VP-Diversified Bond        [ ]      [ ]        [ ]         VP-Diversified Equity Income                [ ]      [ ]        [ ]
VP-Emerging Markets        [ ]      [ ]        [ ]         VP-Fundamental Value                        [ ]      [ ]        [ ]
VP-Global Bond             [ ]      [ ]        [ ]         VP-Global Inflation Protected Securities    [ ]      [ ]        [ ]
VP-Growth                  [ ]      [ ]        [ ]         VP-High Yield Bond                          [ ]      [ ]        [ ]
VP-Income Opportunities    [ ]      [ ]        [ ]         VP-International Opportunity                [ ]      [ ]        [ ]
VP-Large Cap Equity        [ ]      [ ]        [ ]         VP-Large Cap Value                          [ ]      [ ]        [ ]
VP-Mid Cap Growth          [ ]      [ ]        [ ]         VP-Mid Cap Value                            [ ]      [ ]        [ ]
VP-Select Value            [ ]      [ ]        [ ]         VP-Short Duration U.S. Government           [ ]      [ ]        [ ]
VP-Small Cap Advantage     [ ]      [ ]        [ ]         VP-Small Cap Value                          [ ]      [ ]        [ ]
VP-S&P 500 Index           [ ]      [ ]        [ ]

2. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN RIVERSOURCE VARIABLE PORTFOLIO-CORE BOND FUND AND RIVERSOURCE VARIABLE
      PORTFOLIO-DIVERSIFIED BOND FUND.

                           FOR    AGAINST    ABSTAIN
VP-Core Bond               [ ]      [ ]        [ ]

3. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING, OR ANY ADJOURNMENT OF THE MEETING.

          EVERY VOTE IS IMPORTANT! PLEASE VOTE TODAY USING ONE OF THE
                            FOUR AVAILABLE OPTIONS!
                               RSFVI_18190_100207

RIVERSOURCE(R) VARIABLE SERIES TRUST
RiverSource Variable Portfolio - Balanced Fund
RiverSource Variable Portfolio - Cash Management Fund
RiverSource Variable Portfolio - Core Bond Fund
RiverSource Variable Portfolio - Core Equity Fund
RiverSource Variable Portfolio - Diversified Bond Fund
RiverSource Variable Portfolio - Diversified Equity Income Fund
RiverSource Variable Portfolio - Emerging Markets Fund
RiverSource Variable Portfolio - Fundamental Value Fund
RiverSource Variable Portfolio - Global Bond Fund
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund RiverSource Variable Portfolio - Growth Fund
RiverSource Variable Portfolio - High Yield Bond Fund
RiverSource Variable Portfolio - Income Opportunities Fund
RiverSource Variable Portfolio - International Opportunity Fund
RiverSource Variable Portfolio - Large Cap Equity Fund
RiverSource Variable Portfolio - Large Cap Value Fund
RiverSource Variable Portfolio - Mid Cap Growth Fund
RiverSource Variable Portfolio - Mid Cap Value Fund
RiverSource Variable Portfolio - S&P 500 Index Fund
RiverSource Variable Portfolio - Select Value Fund
RiverSource Variable Portfolio - Short Duration U.S. Government Fund RiverSource Variable Portfolio - Small Cap Advantage Fund
RiverSource Variable Portfolio - Small Cap Value Fund

                                      LOGO

                                                                    Dec. 1, 2007

HERE IS A BRIEF OVERVIEW OF THE CHANGES BEING RECOMMENDED FOR YOUR RIVERSOURCE VARIABLE PORTFOLIO FUND. WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED PROXY STATEMENT.

Q: WHY AM I BEING ASKED TO VOTE?

Mutual funds are required to get shareholders' approval for changes in organizational structure of the type described in this proxy statement. The insurance company that issued your variable life insurance policy or variable annuity contract is the legal owner of each variable portfolio fund's shares and will vote those shares at the meeting. However, as a contract owner, you are entitled to instruct the insurance company how to vote.

Q: IS MY VOTE IMPORTANT?

Absolutely! While the Board of each RiverSource Variable Portfolio Fund has reviewed these changes and recommends you approve them, you have the right to voice your opinion.

Q: WHAT AM I BEING ASKED TO VOTE ON?

Shareholders are being asked to vote on:

- The reorganization ("Reorganization") of each of the RiverSource Variable Portfolio Funds (each an "Existing Fund") into a corresponding newly-formed series (each a "New Fund") of RiverSource Variable Series Trust, a Massachusetts business trust. Each New Fund will have investment objectives, principal investment strategies and investment policies identical to those of the corresponding Existing Fund. If the Reorganization of your Existing Fund is approved by shareholders and the other closing conditions are met, shares of the Existing Fund will, in effect, be converted into shares of the New Fund with the same aggregate net asset value as your Existing Fund shares at the time of the Reorganization.

- For RiverSource Variable Portfolio - Core Bond Fund only, the reorganization ("Merger" and together with the Reorganizations, the "Transactions") of RiverSource Variable Portfolio - Core Bond Fund ("Core Bond Fund") into RiverSource Variable Portfolio - Diversified Bond Fund ("Diversified Bond Fund"). If the Merger is approved by shareholders of Core Bond Fund and the other closing conditions are met, shares of Core Bond Fund will, in effect, be converted into shares of Diversified Bond Fund with the same aggregate net asset value as shares of Core Bond Fund at the time of the Merger.

We encourage you to read the full text of the proxy statement to obtain a more detailed understanding of the proposals.

Q: WHY ARE THE REORGANIZATIONS BEING PROPOSED?

The Reorganizations are expected to simplify and enhance the efficiency of the administration of the RiverSource Variable Portfolio Funds by combining the six current Minnesota corporations into a single legal entity, registered as a Massachusetts business trust. The Reorganization is also expected to enhance the tax efficiency of, and may confer a significant benefit on, insurance companies that offer products that invest in the RiverSource Variable Portfolio Funds, including affiliated insurance companies of RiverSource Investments, LLC, the investment manager of RiverSource Funds.

Q: WHY IS THE MERGER BEING PROPOSED?

The Merger of Core Bond Fund into Diversified Bond Fund would result in a larger combined fund that is expected to have lower expenses than Core Bond Fund, with similar investment objectives, principal investment strategies and investment policies.

Q: IF APPROVED, WHEN WILL THE TRANSACTIONS HAPPEN?

If shareholders approve the Transactions, the Reorganizations are expected to take place shortly after the shareholder meeting, and the Merger is expected to take place in the first quarter of 2008.

Q: HOW DOES THE BOARD RECOMMEND THAT I INSTRUCT MY INSURANCE COMPANY TO VOTE?

After careful consideration, the Board of each RiverSource Variable Portfolio Fund recommends that you instruct your insurance company to vote FOR each proposal.

Q: HOW DO I INSTRUCT MY INSURANCE COMPANY HOW TO VOTE?

You can provide voting instructions in one of four ways:

- By calling (866) 235-4258

- By logging on to www.proxy-direct.com

- By mail with the enclosed voting instruction card

- In person at the meeting

Please refer to the enclosed voting instruction card for voting instructions.

Q: WHAT NUMBER SHOULD I CALL IF I HAVE QUESTIONS?

If you have questions about any of the proposals described in the proxy statement or about voting procedures, please call toll free at (866) 492-0843.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  DEC. 1, 2007



RIVERSOURCE(R) VARIABLE SERIES TRUST

  RiverSource Variable Portfolio - Balanced Fund

  RiverSource Variable Portfolio - Cash Management Fund

  RiverSource Variable Portfolio - Core Bond Fund

  RiverSource Variable Portfolio - Core Equity Fund

  RiverSource Variable Portfolio - Diversified Bond Fund

  RiverSource Variable Portfolio - Diversified Equity Income Fund

  RiverSource Variable Portfolio - Emerging Markets Fund

  RiverSource Variable Portfolio - Fundamental Value Fund

  RiverSource Variable Portfolio - Global Bond Fund

  RiverSource Variable Portfolio - Global Inflation Protected Securities Fund

  RiverSource Variable Portfolio - Growth Fund

  RiverSource Variable Portfolio - High Yield Bond Fund

  RiverSource Variable Portfolio - Income Opportunities Fund

  RiverSource Variable Portfolio - International Opportunity Fund

  RiverSource Variable Portfolio - Large Cap Equity Fund

  RiverSource Variable Portfolio - Large Cap Value Fund

  RiverSource Variable Portfolio - Mid Cap Growth Fund

  RiverSource Variable Portfolio - Mid Cap Value Fund

  RiverSource Variable Portfolio - S&P 500 Index Fund

  RiverSource Variable Portfolio - Select Value Fund

  RiverSource Variable Portfolio - Short Duration U.S. Government Fund

  RiverSource Variable Portfolio - Small Cap Advantage Fund

  RiverSource Variable Portfolio - Small Cap Value Fund

This Statement of Additional Information ("SAI") incorporates by reference the following described documents, each of which has been previously filed and accompanies this SAI.

1. The most recent annual reports for the period ended Dec. 31, 2006 filed electronically on or about March 6, 2007 on Form N-CSR for RiverSource Variable Portfolio - Income Series, Inc. (File No. 811-3219) and on Form N-CSR for RiverSource Variable Portfolio - Select Series, Inc. (File No. 811-21534).

2. The most recent semiannual reports for the period ended June 30, 2007 filed electronically on or about August 30, 2007 on Form N-CSRS for RiverSource Variable Portfolio - Income Series, Inc. (File No. 811-3219) and on Form N-CSRS for RiverSource Variable Portfolio - Select Series, Inc. (File No. 811-21534).

3. The most recent SAI, dated May 1, 2007 filed electronically on or about April 23, 2007 in RiverSource Variable Portfolio - Managers Series, Inc.'s Post-Effective Amendment No. 19 to Registration Statement No. 333-61346.

This SAI is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, dated the same date as this SAI, which may be obtained by calling (866) 492-0843 or writing to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474.

In accordance with Securities and Exchange Commission requirements, pro forma financial statements are not included for the Reorganization of RiverSource Variable Portfolio - Core Bond Fund ("Core Bond Fund") into RiverSource Variable Portfolio - Diversified Bond Fund ("Diversified Bond Fund") since the net asset value of Core Bond Fund is less than 10% of the net asset value of Diversified Bond Fund.

PART C. OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1) Amendment No. 1 to the Agreement and Declaration of Trust effective Sept. 11, 2007, filed electronically on or about Sept. 28, 2007 as Exhibit (a) to RiverSource Variable Series Trust's Registration Statement No. 333-146374 is incorporated by reference.

(2) By-laws filed electronically on or about Sept. 28, 2007 as Exhibit (b) to RiverSource Variable Series Trust's Registration Statement No. 333-146374 is incorporated by reference.

(3)     Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5)     Not applicable.

(6)     Investment Management Services Agreement to be filed by Amendment.

(7)     Distribution Agreement to be filed by Amendment.

(8)     Not applicable.

(9)     Custodian Agreement to be filed by Amendment.

(10)    Plan and Agreement of Distribution to be filed by Amendment.

(11) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith as Exhibit (11).

(12)    Tax opinion to be filed by Amendment.

(13)(a) Administrative Services Agreement to be filed by Amendment.

(13)(b) Transfer Agency Agreement to be filed by Amendment.

(13)(c) License Agreement, effective May 1, 2006, amended and restated as of Sept. 11, 2007, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(7) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(13)(d) Master Fee Cap/Fee Waiver Agreement, dated, Oct. 1, 2005, amended and restated as of Sept. 11, 2007, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc., RiverSource Distributors, Inc. and the RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(8) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(14) Consent of Independent Registered Public Accounting Firm (KPMG LLP) is filed electronically herewith.

(15)    Financial Statements: Not applicable.

(16) Trustees Power of Attorney to sign this Registration Statement and its amendments, dated Sept. 11, 2007, filed electronically on or about Oct. 12, 2007 as Exhibit (16) to Registration Statement No. 333-146653 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(17)(b) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and Registrant's principal underwriter, dated Jan. 2007 and April 2006, filed electronically on or about Jan. 26, 2007 as Exhibit
        (p)(2) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 103 to Registration Statement No. 2-13188 are incorporated by reference.

(17)(c) Prospectus, dated May 1, 2007, for RiverSource Variable Portfolio Funds is filed electronically herewith as Exhibit (17)(c).

(17)(d) Prospectus, dated Dec. 31, 2007, for RiverSource Variable Portfolio Funds to be filed by Amendment.

(17)(e) Statement of Additional Information, dated May 1, 2007, for RiverSource Variable Portfolio Funds is filed electronically herewith as Exhibit
        (17)(e).

(17)(f) Statement of Additional Information, dated Dec. 31, 2007, for RiverSource Variable Portfolio Funds to be filed by Amendment.

(17)(g) Annual Report for the period ended Dec. 31, 2006 for RiverSource Variable Portfolio Funds is filed electronically herewith as Exhibit
        (17)(g).

(17)(h) Semiannual Report for the period ended June 30, 2007 for RiverSource Variable Portfolio Funds is filed electronically herewith as Exhibit (17(h).

(17)(i) Prospectus, dated May 1, 2007, for RiverSource Variable Portfolio - Core Equity Fund is filed electronically herewith as Exhibit (17)(i).

(17)(j) Prospectus, dated Dec. 31, 2007, for RiverSource Variable Portfolio - Core Equity Fund to be filed by Amendment.

(17)(k) Annual Report for the period ended Dec. 31, 2006 for RiverSource Variable Portfolio - Core Equity Fund is filed electronically herewith as Exhibit (17)(k).

(17)(l) Semiannual Report for the period ended June 30, 2007 for RiverSource Variable Portfolio - Core Equity Fund is filed electronically herewith as Exhibit (17(l).

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of Minneapolis, and State of Minnesota on the 21st day of Nov., 2007.

RIVERSOURCE VARIABLE SERIES TRUST


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of Nov., 2007.

Signature                               Capacity
---------                               --------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Trustee
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Trustee
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Trustee
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Trustee
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Trustee
-------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                    Trustee
-------------------------------------
Jeffrey Laikind


/s/ Catherine James Paglia*              Trustee
-------------------------------------
Catherine James Paglia


/s/ Alison Taunton-Rigby*                Trustee
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                 Trustee
-------------------------------------
William F. Truscott

* Signed pursuant to Trustees Power of Attorney, dated Sept. 11, 2007, filed electronically on or about Oct. 12, 2007 as Exhibit (16) to Registration Statement No. 333-146653, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

                                  EXHIBIT INDEX

(11) Opinion and consent of counsel as to the legality of the securities being registered.

(14)    Consent of Independent Registered Public Accounting Firm (KPMG LLP).

(17)(c) Prospectus, dated May 1, 2007, for RiverSource Variable Portfolio Funds.

(17)(e) Statement of Additional Information, dated May 1, 2007, for RiverSource Variable Portfolio Funds.

(17)(g) Annual Report for the period ended Dec. 31, 2006 for RiverSource Variable Portfolio Funds.

(17)(h) Semiannual Report for the period ended June 30, 2007 for RiverSource Variable Portfolio Funds.

(17)(i) Prospectus, dated May 1, 2007, for RiverSource Variable Portfolio - Core Equity Fund.

(17)(k) Annual Report for the period ended Dec. 31, 2006 for RiverSource Variable Portfolio - Core Equity Fund.

(17)(l) Semiannual Report for the period ended June 30, 2007 for RiverSource Variable Portfolio - Core Equity Fund.